UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    ________

                                    FORM N-Q
                                    ________

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                   INVESTMENT COMPANY ACT FILE NUMBER 811-6337

                              ACCESSOR FUNDS, INC.
               (Exact name of registrant as specified in charter)
                                      ____

                1420 Fifth Avenue, Suite 3600, Seattle, WA 98101
               (Address of principal executive offices) (Zip code)
                                      ____

                             J. Anthony Whatley III
                               1420 Fifth Avenue
                                   Suite 3600
                            Seattle, Washington 98101
                     (Name and address of agent for service)
                                      ____

           Copies of all communications, including all communications sent to the agent for service, should be sent to:
                                 Roger P. Joseph
                              Bingham McCuthen LLP
                               150 Federal Street
                                Boston, MA 02110
                     (Name and address of agent for service)
                                      ____

                          SEI Investments Distributors
                             1 Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)
                                      ____

        REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 206-224-7420

                      DATE OF FISCAL YEAR END: DECEMBER 31

                    DATE OF REPORTING PERIOD: MARCH 31, 2007

ITEM 1. SCHEDULE OF INVESTMENTS

                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                              SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (98.5%)
     AEROSPACE & DEFENSE (4.6%)
       Boeing                                                                                  26,900        $ 2,391,679
       General Dynamics                                                                        32,800          2,505,920
       Lockheed Martin                                                                         15,000          1,455,300
       Rockwell Collins                                                                        18,600          1,244,898
       United Technologies                                                                      5,200            338,000
                                                                                                             -----------
                                                                                                               7,935,797
     AIR FREIGHT & LOGISTICS (0.2%)
       CH Robinson Worldwide                                                                    3,900            186,225
       FedEx                                                                                      900             96,687
                                                                                                             -----------
                                                                                                                 282,912
     AUTOMOBILES (1.3%)
       Harley-Davidson                                                                         37,100          2,179,625
                                                                                                             -----------
     BEVERAGES (2.5%)
       Anheuser-Busch                                                                          12,300            620,658
       Brown-Forman - Class B                                                                     600             39,336
       Coca-Cola Company                                                                        2,600            124,800
       Constellation Brands - Class A *                                                         1,800             38,124
       Pepsi Bottling Group                                                                     6,100            194,529
       PepsiCo                                                                                 53,100          3,375,036
                                                                                                             -----------
                                                                                                               4,392,483
     BIOTECHNOLOGY (2.2%)
       Celgene *                                                                               54,300          2,848,578
       Gilead Sciences *                                                                       13,100          1,002,150
                                                                                                             -----------
                                                                                                               3,850,728
     CAPITAL MARKETS (1.6%)
       Ameriprise Financial                                                                    10,000            571,400
       Franklin Resources                                                                       1,100            132,913
       Goldman Sachs                                                                            4,400            909,172
       Lehman Brothers Holdings                                                                   300             21,021
       Mellon Financial                                                                        14,300            616,902
       Northern Trust                                                                           1,300             78,182
       State Street                                                                             1,200             77,700
       T Rowe Price Group                                                                       9,300            438,867
                                                                                                             -----------
                                                                                                               2,846,157
     CHEMICALS (2.4%)
       Ecolab                                                                                  41,700          1,793,100
       Hercules *                                                                              15,100            295,054
       International Flavors & Fragrances                                                      22,300          1,053,006
       Monsanto                                                                                 8,900            489,144
       Sigma-Aldrich                                                                           12,200            506,544
                                                                                                             -----------
                                                                                                               4,136,848

                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                              SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
     COMMERCIAL BANKS (0.3%)
       Compass Bancshares                                                                       6,400        $   440,320
                                                                                                             -----------
     COMMUNICATIONS EQUIPMENT (1.4%)
       Avaya *                                                                                 15,700            185,417
       Cisco Systems *                                                                         84,300          2,152,179
                                                                                                             -----------
                                                                                                               2,337,596
     COMPUTERS & PERIPHERALS (2.1%)
       Apple *                                                                                 14,000          1,300,740
       Lexmark International *                                                                 29,600          1,730,416
       NCR *                                                                                      300             14,331
       Network Appliance *                                                                     10,100            368,852
       QLogic *                                                                                13,100            222,700
                                                                                                             -----------
                                                                                                               3,637,039
     CONSTRUCTION MATERIALS (0.1%)
       Vulcan Materials                                                                         1,800            209,664
                                                                                                             -----------
     CONTAINERS & PACKAGING (0.7%)
       Pactiv *                                                                                34,600          1,167,404
                                                                                                             -----------
     DIVERSIFIED CONSUMER SERVICES (0.1%)
       Apollo Group - Class A *                                                                   800             35,120
       H&R Block                                                                                2,500             52,600
                                                                                                             -----------
                                                                                                                  87,720
     DIVERSIFIED FINANCIAL SERVICES (1.6%)
       Chicago Mercantile Exchange Holdings                                                     4,700          2,502,562
       Moody's                                                                                  2,800            173,768
                                                                                                             -----------
                                                                                                               2,676,330
     ELECTRIC UTILITIES (1.0%)
       Allegheny Energy *                                                                       9,700            476,658
       Edison International                                                                     3,000            147,390
       Exelon                                                                                  15,400          1,058,134
                                                                                                             -----------
                                                                                                               1,682,182
     ENERGY EQUIPMENT & SERVICES (0.7%)
       Baker Hughes                                                                             5,300            350,489
       ENSCO International                                                                        900             48,960
       Schlumberger                                                                            10,800            746,280
       Transocean *                                                                               800             65,360
       Weatherford International *                                                              1,500             67,650
                                                                                                             -----------
                                                                                                               1,278,739
     FOOD & STAPLES RETAILING (2.2%)
       CVS                                                                                     76,860          2,624,000
       Sysco                                                                                   10,700            361,981
       Walgreen                                                                                 7,000            321,230

                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                              SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
     FOOD & STAPLES RETAILING - CONTINUED
       Wal-Mart Stores                                                                         10,400        $   488,280
                                                                                                             -----------
                                                                                                               3,795,491
     FOOD PRODUCTS (4.1%)
       Campbell Soup                                                                           59,600          2,321,420
       Dean Foods *                                                                             5,600            261,744
       General Mills                                                                           37,400          2,177,428
       Kellogg                                                                                 19,100            982,313
       McCormick & Co                                                                          32,600          1,255,752
                                                                                                             -----------
                                                                                                               6,998,657
     HEALTH CARE EQUIPMENT & SUPPLIES (3.3%)
       Baxter International                                                                    37,400          1,969,858
       Becton Dickinson                                                                         3,400            261,426
       Biomet                                                                                   6,600            280,434
       C.R. Bard                                                                               10,500            834,855
       Medtronic                                                                                2,300            112,838
       Stryker Corp                                                                            18,100          1,200,392
       Varian Medical Systems *                                                                 1,900             90,611
       Zimmer Holdings *                                                                       11,900          1,016,379
                                                                                                             -----------
                                                                                                               5,766,793
     HEALTH CARE PROVIDERS & SERVICES (4.1%)
       Cardinal Health                                                                          1,100             80,245
       Cigna                                                                                    4,500            641,970
       Express Scripts - Class A *                                                                500             40,360
       Humana *                                                                                40,500          2,349,810
       IMS Health                                                                               1,100             32,626
       Laboratory Corp. of America Holdings *                                                  35,200          2,556,576
       Manor Care                                                                              14,000            761,040
       Patterson *                                                                              1,800             63,882
       Quest Diagnostics                                                                        9,800            488,726
       United Health Group                                                                        600             31,782
       WellPoint *                                                                                900             72,990
                                                                                                             -----------
                                                                                                               7,120,007
     HOTELS, RESTAURANTS & LEISURE (5.4%)
       Darden Restaurants                                                                       1,300             53,547
       Harrah's Entertainment                                                                     500             42,225
       Hilton Hotels                                                                           44,500          1,600,220
       International Game Technology                                                           80,700          3,258,666
       Marriott International - Class A                                                        29,100          1,424,736
       McDonald's                                                                              34,700          1,563,235
       Starbucks *                                                                             16,000            501,760
       Wendy's International                                                                    8,400            262,920
       Yum! Brands                                                                             10,900            629,584
                                                                                                             -----------
                                                                                                               9,336,893

                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                              SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
     HOUSEHOLD PRODUCTS (3.9%)
       Clorox                                                                                   6,300        $   401,247
       Colgate-Palmolive                                                                       55,200          3,686,808
       Kimberly-Clark                                                                           7,400            506,826
       Procter & Gamble                                                                        33,972          2,145,672
                                                                                                             -----------
                                                                                                               6,740,553
     INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (2.4%)
       AES *                                                                                  137,300          2,954,696
       Constellation Energy Group                                                              12,900          1,121,655
                                                                                                             -----------
                                                                                                               4,076,351
     INDUSTRIAL CONGLOMERATES (1.7%)
       General Electric                                                                        83,700          2,959,632
                                                                                                             -----------
     INSURANCE (1.2%)
       AMBAC Financial Group                                                                    2,400            207,336
       American International Group                                                            10,800            725,976
       Metlife                                                                                  9,300            587,295
       Principal Financial Group                                                                1,800            107,766
       Torchmark                                                                                5,900            386,981
                                                                                                             -----------
                                                                                                               2,015,354
     INTERNET & CATALOG RETAIL (0.0%)
       Amazon.Com *                                                                             1,500             59,685
                                                                                                             -----------
     INTERNET SOFTWARE & SERVICES (1.2%)
       Google - Class A *                                                                       4,400          2,015,904
                                                                                                             -----------
     IT SERVICES (1.6%)
       Automatic Data Processing                                                                3,000            145,200
       Cognizant Technology Solutions *                                                        19,900          1,756,573
       Convergys *                                                                             23,000            584,430
       Fiserv *                                                                                 6,500            344,890
                                                                                                             -----------
                                                                                                               2,831,093
     LEISURE EQUIPMENT & PRODUCTS (0.7%)
       Mattel                                                                                  41,300          1,138,641
                                                                                                             -----------
     LIFE SCIENCES TOOLS & SERVICES (2.1%)
       Applera                                                                                 46,200          1,366,134
       Thermo Fisher Scientific *                                                              40,100          1,874,675
       Waters *                                                                                 5,900            342,200
                                                                                                             -----------
                                                                                                               3,583,009
     MACHINERY (0.7%)
       Danaher                                                                                  2,100            150,045
       Deere & Co.                                                                              2,800            304,192

                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                              SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
     MACHINERY - CONTINUED
       Terex *                                                                                 10,800        $   775,008
                                                                                                             -----------
                                                                                                               1,229,245
     MEDIA (7.5%)
       Clear Channel Communications                                                            27,500            963,600
       Comcast - Class A *                                                                    123,400          3,202,230
       DIRECTV Group *                                                                         76,100          1,755,627
       Interpublic Group *                                                                     18,900            232,659
       McGraw Hill                                                                             29,400          1,848,672
       News Corp. - Class A                                                                    84,300          1,949,016
       Omnicom Group                                                                           17,000          1,740,460
       Walt Disney                                                                             35,900          1,236,037
                                                                                                             -----------
                                                                                                              12,928,301
     METALS & MINING (1.2%)
       Allegheny Technologies                                                                   8,200            874,858
       Freeport-McMoRan Copper & Gold                                                          11,323            749,469
       Nucor                                                                                    7,800            508,014
                                                                                                             -----------
                                                                                                               2,132,341
     MULTI-LINE RETAIL (3.1%)
       Big Lots *                                                                              10,000            312,800
       Dollar General                                                                           4,200             88,830
       Family Dollar Stores                                                                     8,500            251,770
       Kohl's *                                                                                53,900          4,129,279
       Nordstrom                                                                               12,200            645,868
                                                                                                             -----------
                                                                                                               5,428,547
     OIL, GAS & CONSUMABLE FUELS (5.2%)
       Chevron                                                                                 15,200          1,124,192
       Exxon Mobil                                                                            103,000          7,771,350
       Spectra Energy                                                                           2,100             55,167
       Williams                                                                                 1,800             51,228
       XTO Energy                                                                               1,000             54,810
                                                                                                             -----------
                                                                                                               9,056,747
     PERSONAL PRODUCTS (0.9%)
       Avon Products                                                                           29,900          1,114,074
       Estee Lauder - Class A                                                                  10,400            508,040
                                                                                                             -----------
                                                                                                               1,622,114
     PHARMACEUTICALS (6.5%)
       Abbott Laboratories                                                                     24,900          1,389,420
       Allergan                                                                                 9,300          1,030,626
       Forest Laboratories *                                                                   26,500          1,363,160
       Johnson & Johnson                                                                       87,200          5,254,672
       Pfizer                                                                                  20,900            527,934
       Schering-Plough                                                                         18,900            482,139

                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                              SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
     PHARMACEUTICALS - CONTINUED
       Wyeth                                                                                   24,500        $ 1,225,735
                                                                                                             -----------
                                                                                                              11,273,686
     REAL ESTATE (2.8%)
       AvalonBay Communities                                                                    3,500            455,000
       CB Richard Ellis - Class A *                                                            22,100            755,378
       Kimco Realty                                                                            10,200            497,148
       Public Storage                                                                          14,600          1,382,182
       Vornado Realty Trust                                                                    14,800          1,766,232
                                                                                                             -----------
                                                                                                               4,855,940
     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (1.4%)
       Novellus Systems *                                                                       8,500            272,170
       Nvidia *                                                                                76,100          2,190,158
                                                                                                             -----------
                                                                                                               2,462,328
     SOFTWARE (5.0%)
       Adobe Systems *                                                                            600             25,020
       BMC Software *                                                                          23,200            714,328
       Citrix Systems *                                                                         1,600             51,248
       Intuit *                                                                                26,900            735,984
       Microsoft                                                                              122,700          3,419,649
       Oracle *                                                                               165,336          2,997,542
       Symantec *                                                                              41,000            709,300
                                                                                                             -----------
                                                                                                               8,653,071
     SPECIALTY RETAIL (2.4%)
       Autozone *                                                                               8,700          1,114,818
       Office Depot *                                                                          23,900            839,846
       RadioShack                                                                              17,900            483,837
       Sherwin Williams                                                                        19,400          1,281,176
       TJX Companies                                                                           17,900            482,584
                                                                                                             -----------
                                                                                                               4,202,261
     TEXTILES, APPAREL & LUXURY GOODS (1.3%)
       Coach *                                                                                  7,100            355,355
       Liz Claiborne                                                                              800             34,280
       Nike - Class B                                                                           5,000            531,300
       Polo Ralph Lauren                                                                        4,800            423,120
       VF                                                                                       9,900            817,938
                                                                                                             -----------
                                                                                                               2,161,993
     THRIFTS & MORTGAGE FINANCE (0.4%)
       Countrywide Financial                                                                    2,800             94,192
       Hudson City Bancorp                                                                      6,300             86,184
       Sovereign Bancorp                                                                       16,900            429,936
                                                                                                             -----------
                                                                                                                 610,312
     TOBACCO (3.4%)
       Altria Group                                                                            46,900          4,118,289

                                   GROWTH FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                              SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
     TOBACCO - CONTINUED
       UST                                                                                     30,300       $  1,756,794
                                                                                                             -----------
                                                                                                               5,875,083

     TOTAL COMMON STOCKS (IDENTIFIED COST $156,056,487)                                                      170,071,576
                                                                                                             -----------


                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------
     SHORT-TERM INVESTMENTS (1.2%)
       FIFTH THIRD REPURCHASE AGREEMENT                      5.150%       04/02/2007      $ 2,121,805       $  2,121,805
       DATED 03/30/2007 (Repurchase Value $2,122,716                                                        ------------
       collateralized by U.S. Government Agency
       Securities) (1)

     TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $2,121,805)                                                 2,121,805
                                                                                                            ------------

     TOTAL INVESTMENTS (99.7%) (IDENTIFIED COST $158,178,292) (2)                                            172,193,381

     TOTAL OTHER ASSETS LESS LIABILITIES (0.3%)                                                                  450,871
                                                                                                            ------------

     TOTAL NET ASSETS (100.0%)                                                                              $172,644,252
                                                                                                            ============

 *   NON-INCOME PRODUCING SECURITY.
(1)  SEE NOTE 9 FOR COLLATERAL INFORMATION.
(2)  SEE NOTE 12 FOR IMPORTANT TAX INFORMATION.

CO - COMPANY

PLEASE SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                             SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (99.0%)
     AEROSPACE & DEFENSE (3.4%)
       Honeywell International                                                                 69,000        $ 3,178,140
       Northrop Grumman                                                                        13,140            975,251
       Raytheon                                                                                 9,920            520,403
                                                                                                             -----------
                                                                                                               4,673,794
     AIRLINES (1.1%)
       AMR *                                                                                   14,480            440,916
       Continental Airlines - Class B *                                                        13,430            488,718
       US Airways Group *                                                                      13,500            613,980
                                                                                                             -----------
                                                                                                               1,543,614
     BEVERAGES (2.1%)
       Coca-Cola Company                                                                       60,170          2,888,160
                                                                                                             -----------
     CAPITAL MARKETS (2.5%)
       Morgan Stanley                                                                          44,380          3,495,369
                                                                                                             -----------
     CHEMICALS (2.4%)
       Lyondell Chemical                                                                      111,080          3,329,068
                                                                                                             -----------
     COMMERCIAL BANKS (6.4%)
       Wachovia                                                                                49,020          2,698,551
       Wells Fargo                                                                            180,800          6,224,944
                                                                                                             -----------
                                                                                                               8,923,495
     COMMERCIAL SERVICES & SUPPLIES (1.3%)
       Manpower                                                                                24,590          1,814,004
                                                                                                             -----------
     COMPUTERS & PERIPHERALS (7.5%)
       Hewlett-Packard                                                                        156,960          6,300,374
       International Business Machines                                                         43,360          4,087,114
                                                                                                             -----------
                                                                                                              10,387,488
     DIVERSIFIED CONSUMER SERVICES (1.4%)
       Carriage Services *                                                                     10,340             83,650
       Service Corp. International                                                            150,681          1,787,077
                                                                                                             -----------
                                                                                                               1,870,727
     DIVERSIFIED FINANCIAL SERVICES (8.5%)
       Citigroup                                                                              116,800          5,996,512
       JP Morgan Chase                                                                        121,110          5,859,302
                                                                                                             -----------
                                                                                                              11,855,814
     DIVERSIFIED TELECOMMUNICATION SERVICES (4.6%)
       Embarq                                                                                   4,430            249,631
       Qwest Communications International *                                                   314,950          2,831,401
       Verizon Communications                                                                  87,470          3,316,862
                                                                                                             -----------
                                                                                                               6,397,894

                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                             SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------
     ELECTRIC UTILITIES (3.3%)
       FirstEnergy                                                                             69,240        $ 4,586,458
                                                                                                             -----------
     ELECTRICAL EQUIPMENT (0.6%)
       Regal-Beloit                                                                            16,580            768,980
                                                                                                             -----------
     FOOD & STAPLES RETAILING (3.8%)
       Kroger                                                                                 167,120          4,721,140
       Wal-Mart Stores                                                                         10,500            492,975
                                                                                                             -----------
                                                                                                               5,214,115
     FOOD PRODUCTS (0.9%)
       Imperial Sugar                                                                          35,400          1,186,962
                                                                                                             -----------
     HEALTH CARE EQUIPMENT & SUPPLIES (1.4%)
       Baxter International                                                                    37,490          1,974,598
                                                                                                             -----------
     HOTELS, RESTAURANTS & LEISURE (1.8%)
       McDonald's                                                                              37,130          1,672,706
       Royal Caribbean Cruises                                                                 20,580            867,653
                                                                                                             -----------
                                                                                                               2,540,359
     HOUSEHOLD DURABLES (3.2%)
       NVR *                                                                                    5,310          3,531,150
       Whirlpool                                                                               10,730            911,084
                                                                                                             -----------
                                                                                                               4,442,234
     INDUSTRIAL CONGLOMERATES (0.8%)
       General Electric                                                                        32,240          1,140,006
                                                                                                             -----------
     INSURANCE (5.7%)
       Ace                                                                                     34,290          1,956,588
       Axis Capital Holdings Ltd.                                                              30,290          1,025,619
       Hartford Financial Services Group                                                       30,190          2,885,560
       PartnerRe Ltd.                                                                          30,000          2,056,200
                                                                                                             -----------
                                                                                                               7,923,967
     IT SERVICES (5.0%)
       Accenture - Class A                                                                     58,111          2,239,598
       Fiserv *                                                                                68,660          3,643,100
       Mastercard - Class A                                                                     9,730          1,033,715
                                                                                                             -----------
                                                                                                               6,916,413
     MACHINERY (1.1%)
       Navistar International *                                                                32,800          1,500,600
                                                                                                             -----------
     METALS & MINING (4.0%)
       Chaparral Steel                                                                         21,570          1,254,727
       NN Inc.                                                                                  6,200             77,438

                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                             SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------
     METALS & MINING - CONTINUED
       Nucor                                                                                   53,480        $ 3,483,152
       United States Steel                                                                      8,020            795,344
                                                                                                             -----------
                                                                                                               5,610,661
     MULTI-UTILITIES (1.8%)
       Alliant Energy                                                                          55,650          2,494,233
                                                                                                             -----------
     OIL, GAS & CONSUMABLE FUELS (10.8%)
       ConocoPhillips                                                                          23,610          1,613,743
       Exxon Mobil                                                                             57,640          4,348,938
       Marathon Oil                                                                            50,290          4,970,161
       Suburban Propane Partners LP                                                            21,300            937,200
       Valero Energy                                                                           47,690          3,075,528
                                                                                                             -----------
                                                                                                              14,945,570
     PERSONAL PRODUCTS (0.2%)
       NBTY *                                                                                   1,890            100,246
       Tiens Biotech Group USA *                                                               24,850            112,322
                                                                                                             -----------
                                                                                                                 212,568
     PHARMACEUTICALS (5.7%)
       Merck                                                                                   49,210          2,173,606
       Pfizer                                                                                 227,610          5,749,428
                                                                                                             -----------
                                                                                                               7,923,034
     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.0%)
       Intel                                                                                  145,370          2,780,928
                                                                                                             -----------
     SOFTWARE (0.0%)
       MicroStrategy - Class A *                                                                  400             50,556
                                                                                                             -----------
     THRIFTS & MORTGAGE FINANCE (5.3%)
       Downey Financial                                                                        56,260          3,631,020
       PMI Group                                                                               83,780          3,788,532
                                                                                                             -----------
                                                                                                               7,419,552
     TOBACCO (0.4%)
       Reynolds American                                                                        9,370            584,782
                                                                                                             -----------

     TOTAL COMMON STOCKS (IDENTIFIED COST $127,897,218)                                                      137,396,003
                                                                                                             -----------


                                   VALUE FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT             VALUE
------------------------------------------------------------------------------------------------------------------------
     SHORT-TERM INVESTMENTS (0.7%)
       FIFTH THIRD REPURCHASE AGREEMENT                       5.150%      04/02/2007        1,060,858       $  1,060,858
       DATED 03/30/2007 (Repurchase Value $1,061,313                                                        ------------
       collateralized by U.S. Government Agency
       Securities) (1)

     TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,060,858)                                                 1,060,858
                                                                                                            ------------

     TOTAL INVESTMENTS (99.7%) (IDENTIFIED COST $128,958,076) (2)                                            138,456,861

     TOTAL OTHER ASSETS LESS LIABILITIES (0.3%)                                                                  357,053
                                                                                                            ------------

     TOTAL NET ASSETS (100.0%)                                                                              $138,813,914
                                                                                                            ============

 *   NON-INCOME PRODUCING SECURITY.
(1)  SEE NOTE 9 FOR COLLATERAL INFORMATION.
(2)  SEE NOTE 12 FOR IMPORTANT TAX INFORMATION.

LTD. - LIMITED
LP - LIMITED PARTNERSHIP.
INC. - INCORPORATED

PLEASE SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                              SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (98.0%)
     AEROSPACE & DEFENSE (0.6%)
       Alliant Techsystems *                                                                   13,400        $ 1,178,128
       Cubic                                                                                   27,500            595,100
                                                                                                             -----------
                                                                                                               1,773,228
     AIR FREIGHT & LOGISTICS (0.6%)
       HUB Group - Class A *                                                                   42,700          1,237,873
       Pacer International                                                                     22,000            592,680
                                                                                                             -----------
                                                                                                               1,830,553
     AIRLINES (0.5%)
       AMR *                                                                                   24,100            733,845
       Continental Airlines - Class B *                                                        23,700            862,443
                                                                                                             -----------
                                                                                                               1,596,288
     AUTO COMPONENTS (0.1%)
       Aftermarket Technology *                                                                 9,100            220,948
       Strattec Security *                                                                      4,300            191,264
                                                                                                             -----------
                                                                                                                 412,212
     BEVERAGES (0.5%)
       Boston Beer  *                                                                          35,100          1,170,585
       PepsiAmericas                                                                           13,400            299,088
                                                                                                             -----------
                                                                                                               1,469,673
     BIOTECHNOLOGY (2.5%)
       Acorda Therapeutics *                                                                   21,800            423,356
       Cephalon *                                                                              10,900            776,189
       CV Therapeutics *                                                                       31,500            247,905
       Enzon Pharmaceuticals *                                                                228,000          1,858,200
       Genentech *                                                                             53,600          4,401,632
       Kosan Biosciences *                                                                     38,400            211,200
       Maxygen *                                                                               21,200            236,380
                                                                                                             -----------
                                                                                                               8,154,862
     BUILDING PRODUCTS (0.4%)
       Owens Corning *                                                                         17,900            570,294
       Universal Forest Products                                                                8,300            411,265
       USG *                                                                                    3,500            163,380
                                                                                                             -----------
                                                                                                               1,144,939
     CAPITAL MARKETS (2.1%)
       Cohen & Steers                                                                           7,100            305,868
       Eaton Vance                                                                             35,200          1,254,528
       Nuveen Investments - Class A                                                            52,600          2,487,980
       Piper Jaffray *                                                                         13,800            854,772
       SEI Investments Company +                                                               16,300            981,749
       Waddell & Reed Financial - Class A                                                      35,000            816,200
                                                                                                             -----------
                                                                                                               6,701,097

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                              SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
     CHEMICALS (1.5%)
       Airgas                                                                                   7,900        $   332,985
       Core Molding Technologies *                                                             19,600            152,880
       Lubrizol                                                                                16,800            865,704
       Nalco Holding                                                                           55,600          1,328,840
       OM Group *                                                                              34,400          1,536,992
       Valhi                                                                                    9,900            130,680
       Valspar                                                                                 14,000            389,620
                                                                                                             -----------
                                                                                                               4,737,701
     COMMERCIAL BANKS (3.8%)
       1st Source                                                                              11,000            287,870
       Banner                                                                                  29,200          1,213,260
       Financial Institutions                                                                  20,300            407,421
       First Bancorp                                                                          197,300          2,616,198
       FirstMerit                                                                              20,800            439,088
       Independent Bank                                                                         7,056            143,731
       Intervest Bancshares - Class A *                                                         7,600            218,120
       PAB Bankshares                                                                           4,700             83,472
       Popular                                                                                 51,612            854,694
       Republic Bancorp                                                                        13,167            297,706
       Sterling Financial                                                                       9,600            299,424
       Suffolk Bancorp                                                                          8,400            271,152
       UMB Financial                                                                           37,650          1,421,664
       UnionBanCal                                                                             24,000          1,522,080
       WesBanco                                                                                 6,400            197,568
       Whitney Holding                                                                         48,900          1,495,362
       Wilmington Trust                                                                        11,100            468,087
                                                                                                             -----------
                                                                                                              12,236,897
     COMMERCIAL SERVICES & SUPPLIES (3.3%)
       ABM Industries                                                                          73,000          1,926,470
       Diamond Management & Technology Consultants                                             27,200            317,968
       Ecology and Environment - Class A                                                        7,400             87,912
       IHS - Class A *                                                                          8,900            365,879
       John H. Harland                                                                          5,000            256,150
       Kforce *                                                                                46,000            633,420
       Learning Tree International *                                                            7,000             78,750
       Manpower                                                                                22,700          1,674,579
       Republic Services - Class A                                                             56,400          1,569,048
       Spherion *                                                                              29,400            259,308
       Stericycle *                                                                            10,200            831,300
       Teletech *                                                                              24,000            880,560
       Tetra Tech *                                                                            13,500            257,310
       United Stationers *                                                                      9,100            545,272
       Viad                                                                                    13,800            532,680

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                              SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
     COMMERCIAL SERVICES & SUPPLIES - CONTINUED
       Volt Information Sciences *                                                             12,750        $   333,923
                                                                                                             -----------
                                                                                                              10,550,529
     COMMUNICATIONS EQUIPMENT (1.2%)
       Anaren *                                                                                17,400            306,414
       Black Box                                                                                7,700            281,358
       CommScope *                                                                             31,200          1,338,480
       Communications Systems                                                                   7,000             72,660
       Interdigital Communications *                                                            7,800            247,026
       Oplink Communications *                                                                 13,000            233,610
       Utstarcom *                                                                            179,400          1,487,226
                                                                                                             -----------
                                                                                                               3,966,774
     COMPUTERS & PERIPHERALS (1.1%)
       Brocade Communications Systems *                                                        28,100            267,512
       Cray *                                                                                  41,000            565,390
       Diebold                                                                                 12,200            582,062
       Electronics for Imaging *                                                               28,000            656,600
       Emulex *                                                                                51,000            932,790
       Palm *                                                                                  32,000            580,160
                                                                                                             -----------
                                                                                                               3,584,514
     CONSTRUCTION & ENGINEERING (0.4%)
       Foster Wheeler *                                                                        21,500          1,255,385
                                                                                                             -----------
     CONSTRUCTION MATERIALS (0.1%)
       Eagle Materials                                                                         10,600            473,078
                                                                                                             -----------
     CONSUMER FINANCE (0.3%)
       AmeriCredit *                                                                           13,900            317,754
       First Marblehead                                                                        15,600            700,284
                                                                                                             -----------
                                                                                                               1,018,038
     CONTAINERS & PACKAGING (1.2%)
       Aptargroup                                                                               8,000            535,440
       Greif - Class A                                                                          9,400          1,044,434
       Silgan Holdings                                                                         38,000          1,942,180
       Sonoco Products                                                                         12,900            484,782
                                                                                                             -----------
                                                                                                               4,006,836
     DISTRIBUTORS (0.0%)
       LKQ *                                                                                    5,900            128,974
                                                                                                             -----------
     DIVERSIFIED CONSUMER SERVICES (2.6%)
       Carriage Services *                                                                     59,400            480,546
       Pre-Paid Legal Services *                                                               14,100            706,551
       Service Corp. International                                                            282,040          3,344,994
       ServiceMaster                                                                           38,700            595,593

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                              SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
     DIVERSIFIED CONSUMER SERVICES - CONTINUED
       Sotheby's Holdings - Class A                                                            26,400        $ 1,174,272
       Stewart Enterprises - Class A                                                          113,600            915,616
       Vertrue *                                                                               12,100            582,131
       Weight Watchers International                                                           12,200            562,298
                                                                                                             -----------
                                                                                                               8,362,001
     DIVERSIFIED TELECOMMUNICATION SERVICES (1.7%)
       Cbeyond Communications *                                                                13,200            387,156
       Cincinnati Bell *                                                                      168,600            792,420
       Consolidated Communications                                                             36,200            720,018
       CT Communications                                                                       51,381          1,238,282
       D&E Communications                                                                      13,300            177,156
       Fairpoint Communications                                                                39,700            762,637
       General Communication *                                                                 60,000            840,000
       North Pittsburgh Systems                                                                16,500            359,205
       Shenandoah Telecommunications                                                            2,100             98,889
                                                                                                             -----------
                                                                                                               5,375,763
     ELECTRIC UTILITIES (1.1%)
       Central Vermont Public Service                                                          15,000            432,300
       Pepco Holdings                                                                          48,000          1,392,960
       Reliant Energy *                                                                        29,200            593,344
       Unitil                                                                                   1,100             29,887
       Westar Energy                                                                           39,900          1,098,048
                                                                                                             -----------
                                                                                                               3,546,539
     ELECTRICAL EQUIPMENT (2.3%)
       AO Smith                                                                                 7,300            279,006
       AVX                                                                                     84,900          1,290,480
       Belden CDT                                                                              14,300            766,337
       C&D Technologies                                                                        22,400            112,672
       Genlyte Group *                                                                         15,200          1,072,360
       Littelfuse *                                                                            23,900            970,340
       Napco Security Systems *                                                                57,625            305,413
       Roper Industries                                                                        29,300          1,607,984
       Technitrol                                                                              14,800            387,612
       Vicor                                                                                   18,000            180,360
       Woodward Governor                                                                        7,800            321,126
                                                                                                             -----------
                                                                                                               7,293,690
     ELECTRONIC EQUIPMENT & INSTRUMENTS (1.8%)
       Dolby Laboratories - Class A *                                                          30,000          1,035,300
       Insight Enterprises *                                                                   31,500            566,370
       Mettler Toledo International *                                                          23,600          2,113,852
       Planar Systems *                                                                        19,800            171,666
       Rofin-Sinar Technologies *                                                              23,200          1,372,976
       SYNNEX *                                                                                 9,200            195,408

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                              SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
     ELECTRONIC EQUIPMENT & INSTRUMENTS - CONTINUED
       Vishay Intertechnology *                                                                31,585        $   441,558
                                                                                                             -----------
                                                                                                               5,897,130
     ENERGY EQUIPMENT & SERVICES (2.5%)
       Cameron International *                                                                 39,100          2,455,089
       Diamond Offshore Drilling                                                                7,400            599,030
       T-3 Energy Services *                                                                   11,400            229,368
       Tidewater                                                                               26,900          1,575,802
       Trico Marine Services *                                                                 27,000          1,006,020
       Universal Compression Holdings *                                                        31,700          2,145,456
                                                                                                             -----------
                                                                                                               8,010,765
     FOOD PRODUCTS (1.1%)
       Cal-Maine Foods                                                                          8,200            110,290
       Chiquita Brands International                                                           24,600            344,892
       Hormel Foods                                                                            27,400          1,019,006
       Kraft Foods                                                                             46,700          1,478,522
       Seaboard                                                                                   200            452,000
                                                                                                             -----------
                                                                                                               3,404,710
     GAS UTILITIES (2.3%)
       Energen                                                                                 37,400          1,903,286
       Equitable Resources                                                                     34,400          1,662,208
       National Fuel Gas                                                                       29,900          1,293,474
       ONEOK                                                                                   19,900            895,500
       Southwest Gas                                                                           31,300          1,216,631
       UGI                                                                                     20,700            552,897
                                                                                                             -----------
                                                                                                               7,523,996
     HEALTH CARE EQUIPMENT & SUPPLIES (2.1%)
       Arrow International                                                                      7,000            225,120
       Cholestech *                                                                             9,400            162,056
       CYTYC *                                                                                 41,800          1,429,978
       Gen-Probe *                                                                             11,800            555,544
       Henry Schein *                                                                          21,500          1,186,370
       Idexx Laboratories *                                                                     6,500            569,595
       Immucor *                                                                               12,400            364,932
       Mentor                                                                                  20,100            924,600
       PSS World Medical *                                                                     17,600            372,064
       Utah Medical Products                                                                    4,200            143,136
       Vital Signs                                                                             10,200            530,196
       Volcano *                                                                                7,800            140,478
                                                                                                             -----------
                                                                                                               6,604,069
     HEALTH CARE PROVIDERS & SERVICES (2.2%)
       Alliance Imaging *                                                                      45,300            395,469
       AMERIGROUP *                                                                            28,400            863,360
       AMN Healthcare Services *                                                               18,900            427,518

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                              SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
     HEALTH CARE PROVIDERS & SERVICES - CONTINUED
       Dade Behring Holdings                                                                    6,100        $   267,485
       DaVita *                                                                                25,150          1,340,998
       Health Net *                                                                             9,400            505,814
       Healthspring *                                                                          22,800            536,940
       HealthTronics *                                                                         25,400            136,906
       Medcath *                                                                               29,600            808,080
       Medical Staffing Network *                                                              28,600            181,610
       Odyssey HealthCare *                                                                    22,800            299,364
       Pediatrix Med Group *                                                                   13,600            776,016
       Sierra Health Services *                                                                11,100            456,987
                                                                                                             -----------
                                                                                                               6,996,547
     HEALTH CARE TECHNOLOGY (0.6%)
       Emdeon *                                                                                93,500          1,414,655
       Trizetto Group *                                                                        30,500            610,305
                                                                                                             -----------
                                                                                                               2,024,960
     HOTELS, RESTAURANTS & LEISURE (1.5%)
       AFC Enterprises *                                                                       14,900            298,745
       Famous Dave's of America *                                                              12,500            225,875
       International Speedway                                                                  11,600            599,720
       Interstate Hotels & Resorts *                                                          116,500            735,115
       Jack-in-the-Box *                                                                        9,100            629,083
       Las Vegas Sands *                                                                        5,300            459,033
       Silverleaf Resorts *                                                                    28,900            134,096
       Sonic *                                                                                 18,200            405,496
       Triarc                                                                                  77,500          1,332,225
                                                                                                             -----------
                                                                                                               4,819,388
     HOUSEHOLD DURABLES (1.3%)
       Avatar Holdings *                                                                       13,500            964,440
       Energizer Holdings *                                                                    19,900          1,698,067
       NVR *                                                                                    2,100          1,396,500
                                                                                                             -----------
                                                                                                               4,059,007
     INDEPENDENT POWER PRODUCERS (0.2%)
       Mirant *                                                                                16,600            671,636
                                                                                                             -----------
     INSURANCE (8.8%)
       21st Century Holdings                                                                    1,000             17,880
       21st Century Insurance Group                                                            23,400            496,080
       Alleghany *                                                                              1,163            434,422
       American Financial Group                                                                 9,600            326,784
       Arch Capital Group Ltd. *                                                                7,200            491,112
       Argonaut Group *                                                                         5,600            181,216
       Assurant                                                                                15,100            809,813
       Axis Capital Holdings Ltd.                                                              38,000          1,286,680

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                              SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
     INSURANCE - CONTINUED
       Berkshire Hathaway - Class A *                                                              84        $ 9,155,160
       CNA Financial *                                                                         76,000          3,274,840
       Harleysville Group                                                                      15,200            493,848
       Kansas City Life Insurance                                                               2,000             90,000
       Markel *                                                                                 2,600          1,260,558
       Montpelier Re Holdings Ltd.                                                             35,500            615,570
       Nationwide                                                                              63,000          3,393,180
       Old Republic International                                                              22,437            496,307
       Philadelphia Consolidated Holding *                                                     16,500            725,835
       Phoenix Companies                                                                       12,100            167,948
       Procentury                                                                               8,000            185,600
       Protective Life                                                                         21,700            955,668
       State Auto Financial                                                                    10,000            321,300
       Transatlantic Holdings                                                                  12,125            789,580
       Unitrin                                                                                 29,300          1,379,151
       WR Berkley                                                                              21,900            725,328
                                                                                                             -----------
                                                                                                              28,073,860
     INTERNET & CATALOG RETAIL (1.6%)
       FTD Group                                                                               72,100          1,191,813
       Liberty Media Interactive *                                                             54,300          1,293,426
       PC Mall *                                                                               12,400            123,628
       Priceline.com *                                                                         50,300          2,678,978
                                                                                                             -----------
                                                                                                               5,287,845
     INTERNET SOFTWARE & SERVICES (1.4%)
       DealerTrack Holdings *                                                                  24,400            749,568
       Earthlink *                                                                             88,100            647,535
       Expedia *                                                                               98,200          2,276,276
       Travelzoo *                                                                             10,800            397,116
       United Online                                                                           27,900            391,437
                                                                                                             -----------
                                                                                                               4,461,932
     IT SERVICES (4.1%)
       Accenture - Class A                                                                    124,100          4,782,814
       Acxiom                                                                                  10,300            220,317
       Ceridian *                                                                              65,200          2,271,568
       Covansys *                                                                              13,100            323,308
       CSG Systems International *                                                             42,700          1,068,354
       Forrester Research *                                                                    12,500            354,500
       infoUSA                                                                                 14,900            143,338
       Lightbridge *                                                                           20,600            361,942
       Mantech International - Class A *                                                       12,600            420,966
       Total System Services                                                                   70,300          2,239,055
       Wright Express *                                                                        26,800            812,844
                                                                                                             -----------
                                                                                                              12,999,006

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                              SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
     LEISURE EQUIPMENT & PRODUCTS (0.3%)
       Oakley                                                                                  19,100        $   384,674
       RC2 *                                                                                   10,300            416,017
                                                                                                             -----------
                                                                                                                 800,691
     LIFE SCIENCES TOOLS & SERVICES (0.6%)
       Accelrys *                                                                              28,100            179,278
       Invitrogen *                                                                            20,100          1,279,365
       Luminex *                                                                               33,000            452,760
                                                                                                             -----------
                                                                                                               1,911,403
     MACHINERY (1.3%)
       Cascade                                                                                  9,200            550,252
       Freightcar America                                                                       9,700            467,249
       Key Technology *                                                                         6,400            101,120
       Lydall *                                                                                 7,300            115,997
       Navistar International *                                                                 8,600            393,450
       Nordson                                                                                 32,200          1,496,012
       Omega Flex                                                                               1,900             42,883
       TurboChef Technologies *                                                                19,400            295,268
       Wabtec                                                                                  18,700            644,963
                                                                                                             -----------
                                                                                                               4,107,194
     MARINE (0.3%)
       Horizon Lines                                                                           31,800          1,043,676
                                                                                                             -----------
     MEDIA (4.3%)
       Acme Communications                                                                     22,400            127,680
       Cablevision Systems                                                                     23,200            705,976
       Citadel Broadcasting                                                                    30,000            285,300
       Cox Radio - Class A *                                                                   85,000          1,160,250
       Discovery Holding Co. - Class A *                                                       21,720            415,504
       DreamWorks *                                                                            41,600          1,272,128
       Hearst-Argyle Television - Class A                                                      24,100            655,279
       John Wiley & Sons - Class A                                                             17,400            657,024
       Lee Enterprises                                                                         27,000            811,350
       Liberty Global - Class A *                                                              47,800          1,574,054
       Liberty Media Capital *                                                                 13,960          1,543,836
       Lin TV - Class A *                                                                      21,000            333,900
       Lodgenet Entertainment *                                                                15,700            482,304
       Morningstar *                                                                           21,800          1,125,752
       Sinclair Broadcast Group - Class A                                                     113,100          1,747,395
       Warner Music Group                                                                      28,400            484,504
       World Wrestling Entertainment - Class A                                                 19,700            321,110
                                                                                                             -----------
                                                                                                              13,703,346
     METALS & MINING (1.3%)
       AK Steel *                                                                              74,400          1,740,216

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                              SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
     METALS & MINING - CONTINUED
       Carpenter Technology                                                                     9,600        $ 1,159,296
       Compass Minerals International                                                          19,200            641,280
       Reliance Steel & Aluminum                                                               11,400            551,760
       Titanium Metals *                                                                        4,728            169,649
                                                                                                             -----------
                                                                                                               4,262,201
     MULTI-LINE RETAIL (1.5%)
       The Bon-Ton Stores                                                                      12,400            697,376
       Dollar Tree Stores *                                                                    44,800          1,713,152
       Retail Ventures *                                                                       24,800            522,040
       Saks                                                                                    83,900          1,748,476
                                                                                                             -----------
                                                                                                               4,681,044
     MULTI-UTILITIES (1.3%)
       Alliant Energy                                                                           2,200             98,604
       Energy East                                                                             34,900            850,164
       MDU Resources Group                                                                     50,250          1,444,185
       OGE Energy                                                                              44,100          1,711,080
                                                                                                             -----------
                                                                                                               4,104,033
     OIL, GAS & CONSUMABLE FUELS (4.7%)
       Atlas America *                                                                         11,344            640,823
       Boardwalk Pipeline Partners LP                                                          18,100            666,985
       Calumet Specialty Products Partners LP                                                   4,700            226,305
       Clayton Williams Energy *                                                               19,200            544,704
       CNX Gas *                                                                               16,200            458,946
       DCP Midstream Partners LP                                                                7,100            277,610
       Dorchester LP                                                                            8,300            182,683
       Enterprise Products Partners LP                                                         31,000            985,800
       EXCO Resources *                                                                        86,600          1,435,828
       Frontier Oil                                                                            48,000          1,566,720
       Inergy Holdings LP                                                                         500             22,760
       Linn Energy LLC                                                                          6,300            214,326
       Markwest Energy Partners LP                                                             19,200            681,600
       Markwest Hydrocarbon                                                                    14,200            880,400
       Noble Energy                                                                             7,600            453,340
       ONEOK  Partners LP                                                                       5,600            378,000
       Penn Virginia Resource LP                                                               18,400            513,360
       Pioneer Natural Resources                                                                8,600            370,746
       Ship Finance                                                                            26,300            721,409
       Suburban Propane Partners LP                                                            21,600            950,400
       Tesoro Petroleum                                                                        29,200          2,932,556
                                                                                                             -----------
                                                                                                              15,105,301
     PERSONAL PRODUCTS (0.6%)
       Chattem *                                                                                7,900            465,626
       Elizabeth Arden *                                                                       45,500            992,810

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                              SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
     PERSONAL PRODUCTS - CONTINUED
       Mannatech                                                                               33,700        $   541,222
                                                                                                             -----------
                                                                                                               1,999,658
     PHARMACEUTICALS (0.6%)
       Abraxis BioScience *                                                                    15,400            411,334
       Alpharma - Class A                                                                      26,400            635,712
       Anesiva *                                                                               36,100            249,090
       Bradley Pharmaceuticals *                                                               25,000            479,750
       Endo Pharmaceuticals *                                                                  10,000            294,000
                                                                                                             -----------
                                                                                                               2,069,886
     REAL ESTATE (5.7%)
       AMB Property                                                                             4,000            235,160
       American Real Estate Partners LP                                                         4,600            547,630
       Anthracite                                                                              43,200            518,400
       CBL & Associates Properties                                                             14,400            645,696
       Equity Lifestyle Properties                                                             43,200          2,333,232
       Felcor Lodging                                                                          53,400          1,386,798
       First Industrial Realty Trust                                                           14,200            643,260
       General Growth Properties                                                               43,210          2,790,070
       Innkeepers USA                                                                          45,800            745,624
       Jer Investors Trust                                                                     22,700            431,754
       National Health Realty                                                                   3,700             86,950
       Omega Healthcare Investors                                                              37,200            637,980
       PS Business Parks                                                                       11,700            825,084
       Ramco-Gershenson Properties                                                              6,600            235,686
       Saul Centers                                                                            33,000          1,877,700
       Sun Communities                                                                          7,500            232,650
       Taubman Centers                                                                         57,800          3,351,822
       Ventas                                                                                  18,400            775,192
                                                                                                             -----------
                                                                                                              18,300,688
     REAL ESTATE INVESTMENT TRUSTS (REITS) (2.0%)
       Capital Trust                                                                            9,900            451,143
       Hospitality Properties Trust                                                            55,700          2,606,760
       HRPT Properties Trust                                                                   79,600            979,080
       iStar Financial                                                                         39,700          1,859,151
       Medical Properties Trust                                                                33,600            493,584
                                                                                                             -----------
                                                                                                               6,389,718
     REAL ESTATE MANAGEMENT & DEVELOPMENT (0.6%)
       Jones Lang LaSalle                                                                      18,300          1,908,324
       Wellsford Real Properties *                                                             11,700             91,260
                                                                                                             -----------
                                                                                                               1,999,584
     ROAD & RAIL (0.2%)
       Heartland Express                                                                       37,466            594,960
                                                                                                             -----------

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                              SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
     SEMICONDUCTOR EQUIPMENT & PRODUCTS (0.2%)
       Eagle Test Systems *                                                                    33,700        $   560,768
                                                                                                             -----------
     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (2.6%)
       Advanced Energy Industries *                                                            40,900            860,536
       Atheros Communications *                                                                11,700            279,981
       Atmel *                                                                                 60,000            301,800
       Cymer *                                                                                 10,600            440,430
       Entegris *                                                                              34,800            372,360
       Lam Research *                                                                          40,000          1,893,600
       MEMC Electronic Materials *                                                             20,100          1,217,658
       Micrel *                                                                                48,100            530,062
       MIPS Technologies *                                                                     20,500            183,065
       MKS Instruments *                                                                       29,200            745,184
       Silicon Laboratories *                                                                  12,000            359,040
       Silicon Storage Technology *                                                           144,500            712,385
       Zoran *                                                                                 17,500            297,850
                                                                                                             -----------
                                                                                                               8,193,951
     SOFTWARE (2.6%)
       BEA Systems *                                                                           67,400            781,166
       Cadence Design Systems *                                                                26,500            558,090
       Logility *                                                                              43,300            352,462
       Macrovision *                                                                           28,600            716,430
       Manhattan Associates *                                                                  57,300          1,571,739
       McAfee *                                                                                22,100            642,668
       Micros Systems *                                                                        14,100            761,259
       OPNET Technologies *                                                                    19,700            266,147
       Pegasystems                                                                             52,100            481,925
       Red Hat *                                                                               13,900            318,727
       Synopsys *                                                                              77,200          2,024,956
                                                                                                             -----------
                                                                                                               8,475,569
     SPECIALTY RETAIL (3.4%)
       Abercrombie & Fitch - Class A                                                           16,900          1,278,992
       Aeropostale *                                                                            4,200            168,966
       American Eagle Outfitters                                                              101,550          3,045,485
       Barnes & Noble                                                                          40,200          1,585,890
       Buckle                                                                                  16,800            599,760
       CSK Auto *                                                                              39,300            675,960
       DSW *                                                                                   21,200            894,852
       Group 1 Automotive                                                                      14,400            572,688
       Jo-Ann Stores *                                                                         19,000            517,750
       Mothers Work *                                                                           7,600            251,864
       Payless Shoesource *                                                                    11,500            381,800
       Rent A Center - Class A *                                                               16,500            461,670

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                              SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------
     SPECIALTY RETAIL - CONTINUED
       TravelCenters of America LLC *                                                           5,570       $    213,999
       United Retail Group *                                                                   19,700            236,794
                                                                                                            ------------
                                                                                                              10,886,470
     TEXTILES, APPAREL & LUXURY GOODS (1.5%)
       Columbia Sportswear                                                                     13,900            866,109
       Kellwood                                                                                20,300            595,399
       Maidenform Brands *                                                                     50,800          1,171,956
       Perry Ellis International *                                                             14,400            460,656
       Warnaco Group *                                                                         65,000          1,846,000
                                                                                                            ------------
                                                                                                               4,940,120
     THRIFTS & MORTGAGE FINANCE (1.0%)
       Astoria Financial                                                                       12,300            327,057
       First Place Financial                                                                   16,700            358,215
       Partners Trust Financial                                                                49,100            561,213
       PFF Bancorp                                                                             28,180            854,699
       Radian Group                                                                             7,600            417,088
       United Community Financial                                                              52,000            574,600
                                                                                                            ------------
                                                                                                               3,092,872
     TOBACCO (1.0%)
       Loews                                                                                   35,000          2,646,350
       M&F Worldwide *                                                                         14,400            685,584
                                                                                                            ------------
                                                                                                               3,331,934
     TRADING COMPANIES & DISTRIBUTORS (0.3%)
       Applied Industrial Technologies                                                         16,500            404,745
       WESCO International *                                                                    9,400            590,132
                                                                                                            ------------
                                                                                                                 994,877
     WIRELESS TELECOMMUNICATION SERVICES (0.7%)
       American Tower - Class A *                                                              10,900            424,555
       Crown Castle International *                                                            44,600          1,432,998
       Syniverse Holdings *                                                                    48,900            515,406
                                                                                                            ------------
                                                                                                               2,372,959

     TOTAL COMMON STOCKS (IDENTIFIED COST $251,261,681)                                                      314,377,325
                                                                                                            ------------

                              SMALL TO MID CAP FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT             VALUE
------------------------------------------------------------------------------------------------------------------------
     SHORT-TERM INVESTMENTS (1.6%)
       FIFTH THIRD REPURCHASE AGREEMENT                       5.150%      04/02/2007 $      5,055,101       $  5,055,101
       DATED 03/30/2007 (Repurchase Value $5,057,270                                                        ------------
       collateralized by U.S. Government Agency
       Securities) (1)

     TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $5,055,101)                                                 5,055,101
                                                                                                            ------------

     TOTAL INVESTMENTS (99.6%) (IDENTIFIED COST $256,316,782) (2)                                            319,432,426

     TOTAL OTHER ASSETS LESS LIABILITIES (0.4%)                                                                1,186,375
                                                                                                            ------------

     TOTAL NET ASSETS (100.0%)                                                                              $320,618,801
                                                                                                            ============

------------------------------------------------------------------------------------------------------------------------
     OUTSTANDING FUTURES CONTRACTS

                                                                                           UNITS PER        UNREALIZED
       TYPE                                                EXPIRATION      CONTRACTS       CONTRACT        APPRECIATION/
  ----------------------------------------------------------------------------------------------------------------------
       Russell 2000 E-Mini                                  06/15/07          47             100            $     58,944

 *   NON-INCOME PRODUCING SECURITY.
 +   AFFILIATED INVESTMENT.
(1)  SEE NOTE 9 FOR COLLATERAL INFORMATION.
(2)  SEE NOTE 12 FOR IMPORTANT TAX INFORMATION.

LLC - LIMITED LIABILITY COMPANY
LP - LIMITED PARTNERSHIP
LTD. - LIMITED

PLEASE SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                              SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
     COMMON STOCKS (94.8%)
     AUSTRALIA (1.8%)
       AMP Ltd.                                                                               121,286        $ 1,019,598
       Boral Ltd.                                                                             102,600            684,033
       Dyno Nobel Ltd.                                                                        332,600            629,710
       Iluka Resources Ltd.                                                                    95,544            455,325
       United Group Ltd.                                                                       65,500            722,337
                                                                                                             -----------
                                                                                                               3,511,003
     AUSTRIA (1.1%)
       Raiffeisen International Bank Holding                                                   15,351          2,160,980
                                                                                                             -----------
     BELGIUM (0.9%)
       Delhaize Group                                                                          18,571          1,707,037
                                                                                                             -----------
     BRAZIL (1.5%)
       Banco Nossa Caixa                                                                       53,000            754,240
       Cia de Bebidas das Americas - ADR                                                       20,700          1,137,672
       Petroleo Brasileiro  *                                                                   8,600            768,410
       Vivo Participacoes                                                                      91,000            319,410
                                                                                                             -----------
                                                                                                               2,979,732
     CZECH REPUBLIC (0.8%)
       CEZ                                                                                     34,829          1,563,140
                                                                                                             -----------
     EGYPT (0.8%)
       Orascom Telecom Holding                                                                 22,000          1,496,000
                                                                                                             -----------
     FRANCE (3.3%)
       Bull  *                                                                                131,000            887,228
       Sanofi-Aventis                                                                          22,146          1,925,894
       Total                                                                                   50,300          3,524,272
                                                                                                             -----------
                                                                                                               6,337,394
     GERMANY (11.3%)
       Allianz                                                                                 18,782          3,863,835
       Bayer                                                                                   39,965          2,551,367
       Bayerische Motoren Werke                                                                33,792          1,996,580
       DaimlerChrysler                                                                         36,957          3,047,537
       Deutsche Post                                                                          122,547          3,706,253
       Hypo Real Estate Holding                                                                46,549          2,971,067
       Kloeckner & Co.  *                                                                      68,791          3,775,928
                                                                                                             -----------
                                                                                                              21,912,567
     GREAT BRITIAN (12.8%)
       Bradford & Bingley                                                                     143,917          1,286,465
       Carnival                                                                                50,601          2,438,590
       International Power                                                                    380,730          2,970,649

                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                              SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
     GREAT BRITIAN - CONTINUED
       Invista Real Estate Investment Management Holdings *                                   757,015        $ 2,040,873
       Kensington Group                                                                       157,844          2,065,574
       Old Mutual                                                                             754,025          2,434,923
       SIG                                                                                    106,888          2,667,099
       Soco International *                                                                    88,261          2,716,418
       WH Smith                                                                               320,766          2,594,306
       Whitbread                                                                               97,294          3,612,842
                                                                                                             -----------
                                                                                                              24,827,739
     GREECE (5.7%)
       Cosmote Mobile Telecommunications                                                       84,387          2,527,360
       National Bank of Greece                                                                 82,560          4,378,407
       OPAP                                                                                    30,067          1,153,534
       Vivartia *                                                                             135,346          2,943,440
                                                                                                             -----------
                                                                                                              11,002,741
     HONG KONG (2.1%)
       Jardine Matheson Holdings Ltd.                                                         139,900          2,951,890
       Wharf Holdings Ltd.                                                                    298,000          1,106,034
                                                                                                             -----------
                                                                                                               4,057,924
     HUNGARY (1.1%)
       MOL Hungarian Oil and Gas NyRt                                                          19,190          2,206,850
                                                                                                             -----------
     IRELAND (0.7%)
       Allied Irish Banks                                                                      49,110          1,453,114
                                                                                                             -----------
     ITALY (11.7%)
       Astaldi                                                                                323,616          3,216,317
       Banco Popolare di Verona e Novara                                                      145,621          4,522,754
       Danieli & Co.                                                                          366,307          5,793,659
       Fondiaria-Sai                                                                           68,654          2,489,039
       Mediaset                                                                               197,108          2,144,625
       UniCredito Italiano                                                                    470,728          4,480,339
                                                                                                             -----------
                                                                                                              22,646,733
     JAPAN (14.4%)
       Aoyama Trading Co. Ltd.                                                                 18,700            593,500
       Arnest One                                                                              80,000          1,025,798
       Asahi Glass Co. Ltd.                                                                    78,000          1,098,116
       Century Leasing System                                                                  40,900            575,460
       Daiwa Securities Group                                                                 113,000          1,364,554
       Fujitsu Ltd.                                                                           117,000            779,404
       Fukuoka Financial Group                                                                102,000            813,976
       Haseko *                                                                               220,000            802,783
       Ibiden Co. Ltd.                                                                         23,200          1,202,919

                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                              SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
     JAPAN - CONTINUED
       Isuzu Motors Ltd.                                                                      146,000        $   732,230
       Itochu                                                                                 111,000          1,100,204
       JGC                                                                                     65,000          1,066,785
       Joint                                                                                   35,400          1,345,825
       Komatsu Electronics                                                                     16,700            704,336
       Kyowa Exeo                                                                              82,000            899,050
       Mitsubishi Electric                                                                    127,000          1,308,367
       Mitsubishi Estate Co. Ltd.                                                              37,000          1,215,122
       Nidec                                                                                   12,300            793,279
       Nippon Sheet Glass Co. Ltd.                                                            214,000          1,122,301
       Nishi-Nippon City Bank Ltd.                                                            243,000          1,078,488
       Nissan Motor Co. Ltd.                                                                  121,100          1,297,940
       Ricoh Co. Ltd.                                                                          38,000            856,161
       Sekisui Chemical Co. Ltd.                                                               85,000            677,317
       SMC                                                                                      5,600            751,324
       Sompo Japan Insurance                                                                   70,000            872,624
       Sumitomo Chemical Co. Ltd.                                                             139,000          1,049,813
       Sumitomo Heavy Industries Ltd.                                                          99,000            986,303
       Sumitomo Mitsui Financial Group                                                            191          1,734,301
                                                                                                             -----------
                                                                                                              27,848,280
     KAZAKHSTAN (1.3%)
       KazMunaiGas Exploration Production *                                                   117,555          2,472,182
                                                                                                             -----------
     MEXICO (0.7%)
       Coca-Cola Femsa SAB de CV - ADR *                                                       16,200            585,144
       Grupo Televisa SA - ADR                                                                 26,000            774,800
                                                                                                             -----------
                                                                                                               1,359,944
     NETHERLANDS (2.9%)
       Arcelor Mittal                                                                          40,337          2,141,888
       Royal Dutch Shell                                                                      106,251          3,535,637
                                                                                                             -----------
                                                                                                               5,677,525
     NORWAY (4.4%)
       Marine Harvest *                                                                     2,593,800          3,046,860
       Statoil                                                                                122,250          3,328,624
       Telenor                                                                                124,700          2,215,685
                                                                                                             -----------
                                                                                                               8,591,169
     PHILIPPINES (0.6%)
       Ayala Land                                                                           3,424,600          1,171,107
                                                                                                             -----------
     RUSSIA (1.3%)
       Unified Energy System                                                                   18,310          2,494,488
                                                                                                             -----------

                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                                              SHARES           VALUE
------------------------------------------------------------------------------------------------------------------------
     SOUTH AFRICA (0.3%)
       Sasol Ltd.                                                                              19,645       $    655,465
                                                                                                            ------------
     SOUTH KOREA (1.3%)
       Hana Financial Group                                                                    24,490          1,267,711
       Samsung Electronics Co. Ltd.                                                             2,215          1,325,516
                                                                                                            ------------
                                                                                                               2,593,227
     SPAIN (3.7%)
       Corp. Dermoestetica *                                                                  148,939          1,866,239
       Sol Melia                                                                              119,021          2,861,884
       Telefonica                                                                             106,971          2,357,795
                                                                                                            ------------
                                                                                                               7,085,918
     SWEDEN (1.1%)
       Modern Times Group  *                                                                   35,380          2,069,761
                                                                                                            ------------
     SWITZERLAND (2.2%)
       Julius Baer Holding                                                                     20,877          2,848,543
       Valora Holding                                                                           4,985          1,425,575
                                                                                                            ------------
                                                                                                               4,274,118
     TAIWAN (0.8%)
       Cathay Financial Holding Co. Ltd.                                                       39,574            821,564
       Taiwan Semiconductor Manufacturing Co. Ltd.                                             64,839            697,019
                                                                                                            ------------
                                                                                                               1,518,583
     THAILAND (0.5%)
       Bangkok Bank                                                                           296,200            956,030
                                                                                                            ------------
     TURKEY (3.7%)
       Aksigorta AS                                                                           875,635          4,308,980
       Turkcell Iletisim Hizmet                                                               571,074          2,912,806
                                                                                                            ------------
                                                                                                               7,221,786

     TOTAL COMMON STOCKS (IDENTIFIED COST $151,136,436)                                                      183,852,537
                                                                                                            ------------

                            INTERNATIONAL EQUITY FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT             VALUE
------------------------------------------------------------------------------------------------------------------------
     SHORT-TERM INVESTMENTS (3.5%)
       FIFTH THIRD REPURCHASE AGREEMENT
       DATED 03/30/2007 (Repurchase Value $6,739,259
       collateralized by U.S. Government Agency
       Securities) (1)                                       5.150%      04/02/2007       $ 6,736,368       $  6,736,368
                                                                                                            ------------

     TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $6,736,368)                                                 6,736,368
                                                                                                            ------------

     TOTAL INVESTMENTS (98.3%) (IDENTIFIED COST $157,872,804) (2)                                            190,588,905

     TOTAL OTHER ASSETS LESS LIABILITIES (1.7%)                                                                3,324,008
                                                                                                            ------------

     TOTAL NET ASSETS (100.0%)                                                                              $193,912,913
                                                                                                            ============

 *   NON-INCOME PRODUCING SECURITY.
(1)  SEE NOTE 9 FOR COLLATERAL INFORMATION.
(2)  SEE NOTE 12 FOR IMPORTANT TAX INFORMATION.

ADR - AMERICAN DEPOSITORY RECEIPT
CO - COMPANY
LTD. - LIMITED

PLEASE SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------
     CORPORATE BONDS (95.3%)
     AUTOMOBILES (1.6%)
       Ford Motors                                            9.500%      09/15/2011      $   500,000        $   500,000
       General Motors  (1)                                    0.000%      03/15/2036        1,500,000            536,250
                                                                                                             -----------
                                                                                                               1,036,250
     CHEMICALS (2.3%)
       Millennium America                                     7.625%      11/15/2026        1,000,000            987,500
       Phibro Animal Health (2)                              13.000%      08/01/2014          500,000            535,000
                                                                                                             -----------
                                                                                                               1,522,500
     COMPUTERS & PERIPHERALS (1.5%)
       Activant Solutions                                     9.500%      05/01/2016          500,000            492,500
       Seagate Technology HDD                                 6.800%      10/01/2016          500,000            502,500
                                                                                                             -----------
                                                                                                                 995,000
     CONSUMER FINANCE (1.4%)
       Ford Motor Credit                                      8.000%      12/15/2016        1,000,000            962,243
                                                                                                             -----------
     ELECTRIC UTILITIES (0.8%)
       PSEG Energy Holdings                                   8.500%      06/15/2011          500,000            540,000
                                                                                                             -----------
     ELECTRICAL EQUIPMENT (2.3%)
       Belden CDT  (2)                                        7.000%      03/15/2017          500,000            510,011
       Freescale Semiconductor (2)                           10.125%      12/15/2016        1,000,000          1,002,500
                                                                                                             -----------
                                                                                                               1,512,511
     FINANCE-OTHER (4.4%)
       ACE Cash Express (2)                                  10.250%      10/01/2014          500,000            515,000
       ASG Consolidated LLC (1)                               0.000%      11/01/2008        1,000,000            905,000
       Fairfax Financial Holdings                             7.375%      04/15/2018          500,000            471,250
       iPayment                                               9.750%      05/15/2014          500,000            512,500
       Thornburg Mortgage                                     8.000%      05/15/2013          500,000            495,000
                                                                                                             -----------
                                                                                                               2,898,750
     FOOD & STAPLES RETAILING (1.5%)
       Dean Foods                                             6.900%      10/15/2017          500,000            490,000
       Supervalu                                              7.500%      11/15/2014          500,000            521,250
                                                                                                             -----------
                                                                                                               1,011,250
     HOTELS, RESTAURANTS & LEISURE (3.0%)
       Hilton Hotels                                          7.500%      12/15/2017          500,000            516,875
       Vail Resorts                                           6.750%      02/15/2014          500,000            501,250
       WIMAR OPCO LLC (2)                                     9.625%      12/15/2014        1,000,000          1,003,750
                                                                                                             -----------
                                                                                                               2,021,875
     INDUSTRIAL-AUTOMOTIVE (3.0%)
       American Axle & Manufacturing                          7.875%      03/01/2017        1,000,000            997,500
       The Goodyear Tire & Rubber                             7.000%      03/15/2028          500,000            465,000

                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------
     INDUSTRIAL-AUTOMOTIVE - CONTINUED
       Titan International (2)                                8.000%      01/15/2012      $   500,000        $   514,375
                                                                                                             -----------
                                                                                                               1,976,875
     INDUSTRIAL-BASIC (3.6%)
       Ball                                                   6.625%      03/15/2018          500,000            496,875
       Nalco Finance Holdings (1)                             0.000%      02/01/2009        1,000,000            880,000
       Owens-Illinois                                         7.800%      05/15/2018          500,000            511,250
       PolyOne                                                8.875%      05/01/2012          500,000            502,500
                                                                                                             -----------
                                                                                                               2,390,625
     INDUSTRIAL-CAPITAL GOODS (7.0%)
       Allied Waste                                           7.375%      04/15/2014          500,000            507,500
       Case New Holland                                       7.250%      01/15/2016          500,000            522,500
       Columbus McKinnon                                      8.875%      11/01/2013          500,000            530,000
       DRS Technologies                                       7.625%      02/01/2018          500,000            520,000
       Mosaic Global Holdings                                 7.375%      08/01/2018          500,000            497,500
       Neenah (2)                                             9.500%      01/01/2017          500,000            500,000
       Park-Ohio Industries                                   8.375%      11/15/2014          500,000            490,000
       Terex                                                  7.375%      01/15/2014          500,000            515,000
       WII Components                                        10.000%      02/15/2012          500,000            535,000
                                                                                                             -----------
                                                                                                               4,617,500
     INDUSTRIAL-ENERGY (9.2%)
       Chesapeake Energy                                      6.500%      08/15/2017          500,000            493,750
       CIE Generale Geophysique                               7.750%      05/15/2017        1,000,000          1,042,500
       Dynegy Holdings                                        7.125%      05/15/2018          500,000            480,000
       Hornbeck Offshore Services                             6.125%      12/01/2014          500,000            473,125
       KCS Energy                                             7.125%      04/01/2012          500,000            495,000
       NRG Energy                                             7.375%      01/15/2017        1,000,000          1,026,250
       Parker Drilling                                        9.625%      10/01/2013          500,000            542,500
       Plains Exploration & Production                        7.000%      03/15/2017          500,000            502,500
       Williams                                               7.625%      07/15/2019        1,000,000          1,087,500
                                                                                                             -----------
                                                                                                               6,143,125
     INDUSTRIAL-ENTERTAINMENT (0.8%)
       Royal Caribbean Cruises                                7.250%      03/15/2018          500,000            509,037
                                                                                                             -----------
     INDUSTRIAL-GAMING (2.3%)
       MGM Mirage                                             6.875%      04/01/2016          500,000            486,250
       Mohegan Tribal Gaming                                  6.875%      02/15/2015          500,000            498,750
       River Rock Entertainment                               9.750%      11/01/2011          500,000            532,500
                                                                                                             -----------
                                                                                                               1,517,500
     INDUSTRIAL-HEALTH CARE (4.0%)
       AMR HoldCo                                            10.000%      02/15/2015          500,000            550,000
       DaVita                                                 7.250%      03/15/2015          500,000            505,625
       Healthsouth (2)                                       10.750%      06/15/2016        1,000,000          1,087,500

                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------
     INDUSTRIAL-HEALTH CARE - CONTINUED
       Universal Hospital                                    10.125%      11/01/2011      $   500,000        $   531,250
                                                                                                             -----------
                                                                                                               2,674,375
     INDUSTRIAL-MEDIA CABLE (3.0%)
       Charter Communications Holdings LLC (1)               12.125%      01/15/2012        1,000,000          1,010,000
       CSC Holdings                                           7.625%      04/01/2011          500,000            512,500
       Echostar                                               6.625%      10/01/2014          500,000            503,125
                                                                                                             -----------
                                                                                                               2,025,625
     INDUSTRIAL-MEDIA-NON-CABLE (2.3%)
       Advanstar                                             12.000%      02/15/2011          500,000            521,250
       AMC Entertainment                                      8.000%      03/01/2014          500,000            508,750
       Cenveo                                                 7.875%      12/01/2013          500,000            490,000
                                                                                                             -----------
                                                                                                               1,520,000
     INDUSTRIAL-OTHER (9.3%)
       Buffalo Thunder Development Authority (2)              9.375%      12/15/2014          500,000            510,000
       Comforce Operating                                    12.000%      12/01/2010          500,000            513,750
       Education Management LLC                              10.250%      06/01/2016          500,000            542,500
       Idearc (2)                                             8.000%      11/15/2016          500,000            514,375
       Rockwood Specialties                                   7.500%      11/15/2014          500,000            507,500
       Sally Holdings LLC (2)                                10.500%      11/15/2016          500,000            513,750
       Service Corp. International (2)                        7.500%      04/01/2027          500,000            500,000
       SGS International                                     12.000%      12/15/2013          500,000            530,000
       Snoqualmie Entertainment Authority (2)(3)              9.150%      02/01/2014        1,000,000          1,017,500
       United Rentals                                         7.750%      11/15/2013          500,000            513,750
       Universal City Florida Holding (3)                    10.110%      05/01/2010          500,000            515,625
                                                                                                             -----------
                                                                                                               6,178,750
     INDUSTRIAL-OTHER CONSUMER CYCLICALS (3.1%)
       Carrols                                                9.000%      01/15/2013          500,000            510,000
       Pierre Foods                                           9.875%      07/15/2012        1,000,000          1,035,000
       Sbarro (2)                                            10.375%      02/01/2015          500,000            520,000
                                                                                                             -----------
                                                                                                               2,065,000
     INDUSTRIAL-OTHER CONSUMER NON-CYCLICALS (5.0%)
       Amscan Holdings                                        8.750%      05/01/2014        1,000,000            982,500
       Reddy Ice Holdings (1)                                 0.000%      11/01/2008        1,000,000            910,000
       Riddell Bell Sports                                    8.375%      10/01/2012          500,000            493,750
       Visant Holding (1)                                     0.000%      12/01/2008        1,000,000            925,000
                                                                                                             -----------
                                                                                                               3,311,250
     INDUSTRIAL-RETAILERS (4.4%)
       AmeriGas Partners                                      7.125%      05/20/2016          500,000            501,250
       FTD                                                    7.750%      02/15/2014          500,000            503,750
       Linens 'n Things (3)                                  10.985%      01/15/2014          500,000            465,000
       Petro Stopping Centers LP                              9.000%      02/15/2012          500,000            515,000

                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------
     INDUSTRIAL-RETAILERS - CONTINUED
       Toys R US                                              7.625%      08/01/2011      $ 1,000,000        $   950,000
                                                                                                             -----------
                                                                                                               2,935,000
     INDUSTRIAL-SERVICES (0.8%)
       The Sheridan Group                                    10.250%      08/15/2011          500,000            523,125
                                                                                                             -----------
     INDUSTRIAL-TECHNOLOGY (2.4%)
       Intermec                                               7.000%      03/15/2008          500,000            503,750
       Sungard Data Systems                                  10.250%      08/15/2015        1,000,000          1,091,250
                                                                                                             -----------
                                                                                                               1,595,000
     INDUSTRIAL-TELECOMMUNICATIONS-OTHER (1.4%)
       Citizens Communications                                7.000%      11/01/2025        1,000,000            920,000
                                                                                                             -----------
     INDUSTRIAL-TELECOMMUNICATIONS-WIRED (3.1%)
       Qwest Capital Funding                                  7.250%      02/15/2011        1,000,000          1,023,750
       Syniverse Technologies                                 7.750%      08/15/2013          500,000            491,250
       Time Warner Telecom Holdings                           9.250%      02/15/2014          500,000            535,000
                                                                                                             -----------
                                                                                                               2,050,000
     INDUSTRIAL-TELECOMMUNICATION-WIRELESS (3.2%)
       Centennial Communications                             10.000%      01/01/2013          500,000            539,375
       Dobson Communications                                  8.875%      10/01/2013        1,000,000          1,030,000
       MetroPCS Wireless (2)                                  9.250%      11/01/2014          500,000            528,750
                                                                                                             -----------
                                                                                                               2,098,125
     MEDIA (0.8%)
       RH Donnelley                                           8.875%      01/15/2016          500,000            531,250
                                                                                                             -----------
     REAL ESTATE (0.8%)
       Felcor Lodging LP (2)(3)                               7.275%      12/01/2011          500,000            505,000
                                                                                                             -----------
     SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.8%)
       Conexant Systems (2)(3)                                9.110%      11/15/2010          500,000            516,250
                                                                                                             -----------
     TEXTILES, APPAREL & LUXURY GOODS (2.3%)
       Hanesbrands (2)(3)                                     8.735%      12/15/2014        1,000,000          1,018,750
       Levi Strauss & Co.                                     8.875%      04/01/2016          500,000            535,000
                                                                                                             -----------
                                                                                                               1,553,750
     UTILITIES (3.9%)
       AES                                                    8.875%      02/15/2011          500,000            537,500
       Allegheny Energy Supply                                7.800%      03/15/2011          500,000            531,250
       El Paso                                                6.950%      06/01/2028        1,000,000          1,027,500

                              HIGH YIELD BOND FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------
     UTILITIES - CONTINUED
       Suburban Propane Partners                              6.875%      12/15/2013      $   500,000        $   492,500
                                                                                                             -----------
                                                                                                               2,588,750

     TOTAL CORPORATE BONDS (IDENTIFIED COST $61,436,326)                                                      63,246,291
                                                                                                             -----------

                                                                           DIVIDEND
     DESCRIPTION                                                             RATE             SHARES            VALUE
------------------------------------------------------------------------------------------------------------------------
     PREFERRED STOCKS (1.5%)
     CONSUMER FINANCE (1.5%)
       GMAC LLC *                                                            7.350%            40,000            975,600
                                                                                                             -----------

     TOTAL PREFERRED STOCKS (IDENTIFIED COST $965,994)                                                           975,600
                                                                                                             -----------

                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------
     SHORT-TERM INVESTMENTS (0.5%)
       FIFTH THIRD REPURCHASE AGREEMENT                      5.150%      04/02/2007       $   344,392        $   344,392
       DATED 03/30/2007 (Repurchase value $344,540                                                           -----------
       collateralized by U.S. Government Agency
       Securities) (4)

     TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $344,392)                                                     344,392
                                                                                                             -----------

     TOTAL INVESTMENTS (97.3%) (IDENTIFIED COST $62,746,712) (5)                                              64,566,283

     TOTAL OTHER ASSETS LESS LIABILITIES (2.7%)                                                                1,789,641
                                                                                                             -----------

     TOTAL NET ASSETS (100.0%)                                                                               $66,355,924
                                                                                                             ===========

 *   NON-INCOME PRODUCING SECURITY.
(1)  REPRESENTS A STEP BOND. RATE DISCLOSED IS AS OF MARCH 31, 2007.
(2) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID IN ACCORDANCE WITH PROCEDURES ADOPTED BY THE FUND'S BOARD.
(3)  REPRESENTS A VARIABLE RATE SECURITY. RATE DISCLOSED IS AS OF MARCH 31,
     2007.
(4)  SEE NOTE 9 FOR COLLATERAL INFORMATION.
(5)  SEE NOTE 12 FOR IMPORTANT TAX INFORMATION.

CO. - COMPANY
LLC - LIMITED LIABILITY COMPANY
LP - LIMITED PARTNERSHIP.

PLEASE SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------
     ASSET-BACKED SECURITIES (13.6%)
       Bear Stearns Commercial Mortgage                       0.179%      11/11/2041      $25,515,295        $   456,800
          Securities (1)(2)(3)
       Captec Franchise Trust (1)(2)(3)                       1.104%      10/25/2018       13,126,038            348,470
       CBC Insurance Revenue Securitization LLC (2)           7.650%      02/15/2023          300,000            312,375
       CDO Repackaging Trust Series (1)(2)                    7.160%      01/17/2036          432,512            431,430
       CNL Funding (1)(2)(3)                                  1.702%      09/18/2012       12,027,181            483,012
       Commercial Industrial Finance (1)(2)                   9.370%      03/01/2021          260,000            260,000
       Falcon Franchise Loan (1)(2)(3)                        3.046%      06/05/2020        4,686,482            598,384
       Falcon Franchise Loan (2)                              4.856%      01/05/2025          612,644            601,534
       Falcon Franchise Loan (2)                              7.074%      01/05/2025          250,000            254,389
       Falcon Franchise (1)(2)(3)                             2.563%      06/05/2018        1,595,523            109,549
       Falcon Franchise (1)(2)(3)                             3.141%      01/05/2023        3,132,247            365,245
       KDIAK (1)(2)                                           6.860%      08/07/2037          600,000            580,500
       Orion Ltd. CDO (1)(2)                                  8.820%      09/10/2046          674,960            640,368
       Restructured Asset Securities (1)(2)                   5.999%      01/29/2022          600,000            528,000
                                                                                                             -----------
                                                                                                               5,970,056

     TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $6,841,293)                                                5,970,056
                                                                                                             -----------
     COLLATERALIZED MORTGAGE OBLIGATIONS (23.9%)
       Banc of America                                        4.429%      11/10/2039          560,000            544,597
       Capco America Securitization  (1)(2)(3)                1.161%      10/15/2030       16,902,663            304,434
       CDO Repack SPC Ltd. (2)                                7.110%      05/20/2030          385,000            322,322
       Collateralized Mortgage Securities                     9.450%      02/01/2017           19,157             20,016
       Commercial Mortgage (1)(2)                             6.992%      02/14/2034          420,000            446,066
       Countrywide Alternative Loan Trust                     6.000%      05/25/2036          244,437            245,456
       CS First Boston Mortgage Securities                    6.300%      11/15/2030          166,760            168,880
       Entertainment Properties Trust (2)                     6.223%      02/15/2018          211,000            215,335
       FFCA Secured Lending (2)                               7.810%      10/18/2025          465,000            436,287
       FHLMC                                                  4.500%      03/15/2019          183,074            173,904
       FHLMC                                                  5.500%      10/15/2034          510,000            495,449
       FNMA (1)(3)                                            1.127%      02/25/2035        3,436,652             67,565
       GMAC Mortgage Corp. Loan Trust (1)                     4.294%      12/19/2033          530,000            515,583
       GNMA TRUST IO (1)(3)                                   0.951%      01/16/2042        6,169,067            184,727
       JP Morgan Commercial Mortgage Securities               4.475%      07/15/2041          657,119            643,291
       LB Commercial Conduit Mortgage Trust (1)(3)            0.900%      10/25/2026        6,227,358             25,282
       LB-UBS Commercial Mortgage Trust (1)                   4.333%      02/15/2037        1,014,000            959,109
       LB-UBS Commercial Mortgage Trust (1)(2)(3)             0.033%      06/15/2038      301,300,859            637,251
       Legg Mason (2)                                         2.865%      07/25/2021           48,999             48,155
       LNR CDO Ltd. (2)                                       6.000%      02/28/2043          250,000            222,585
       Marathon Structured Finance CDO Ltd. (1)(2)            8.760%      07/26/2046          194,025            177,533
       Merrill Lynch Mortgage Investments (1)(3)              0.809%      11/15/2026       23,283,540            942,052
       Merrill Lynch Mortgage Investments (1)                 6.480%      11/15/2026          389,357            391,420

                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------
       Mortgage Capital Funding                               6.423%      06/18/2030      $   293,756        $   295,452
       Salomon Brothers Mortgage Securities VII (1)(2)(3)     0.392%      11/13/2011       52,391,481          1,258,601
       Washington Mutual (1)                                  5.631%      01/25/2036          776,168            770,759
                                                                                                             -----------
                                                                                                              10,512,111

     TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                                10,512,111
        (IDENTIFIED COST $11,138,266)                                                                        -----------

     CORPORATE BONDS (27.5%)
     FINANCE-BANKING (5.9%)
       Centura Bank                                           6.500%      03/15/2009          195,000            199,921
       Centura Capital Trust (2)                              8.845%      06/01/2027          350,000            367,048
       Colonial Bank NA Montgomery                            9.375%      06/01/2011          240,000            271,816
       Comerica Bank                                          8.375%      07/15/2024          300,000            342,986
       First Massachusetts Bank                               7.625%      06/15/2011          525,000            573,078
       HSBC (1)(5)                                            5.580%                          200,000            171,055
       Marshall  & Ilsley (6)                                 5.400%      10/15/2013          275,000            262,178
       NationsBank Corp. (4)                                  0.000%      07/17/2028        1,800,000            406,741
                                                                                                             -----------
                                                                                                               2,594,823
     FINANCE-BROKER RELATED (BROKERAGE) (4.5%)
       Jefferies Group                                        6.250%      01/15/2036          270,000            260,550
       JP Morgan & Co. (4)                                    0.000%      07/01/2027        2,133,000            442,463
       Lehman Brothers Holdings                               5.750%      04/25/2011          280,000            285,552
       Lehman Brothers Holdings (1)                           4.810%      06/10/2014          755,000            712,267
       Merrill Lynch & Co. (4)                                0.000%      03/20/2028        1,300,000            297,903
                                                                                                             -----------
                                                                                                               1,998,735
     FINANCE-OTHER (3.4%)
       American General Capital II                            8.500%      07/01/2030          280,000            364,080
       Attentus CDO Ltd. (2)                                  9.532%      10/11/2042          200,000            197,000
            BHP Finance                                       6.750%      11/01/2013          290,000            312,574
       MBIA Global Funding LLC (2)                            4.375%      03/15/2010          345,000            342,091
       NLV Financial (2)                                      7.500%      08/15/2033          250,000            276,310
                                                                                                             -----------
                                                                                                               1,492,055
     INDUSTRIAL-BASIC (0.7%)
       Ingersoll Rand                                         6.130%      11/18/2027          300,000            316,290
                                                                                                             -----------
     INDUSTRIAL-ENERGY (2.9%)
       Enron Oil & Gas                                        6.650%      04/01/2028          335,000            345,768
       Premcor Refining                                       9.500%      02/01/2013          520,000            561,628
       Premcor Refining                                       7.500%      06/15/2015          375,000            387,189
                                                                                                             -----------
                                                                                                               1,294,585

                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------
     INDUSTRIAL-HEALTH CARE (0.7%)
       Bayer Corp. (1)(2)                                     6.200%      02/15/2008      $   290,000        $   290,890
                                                                                                             -----------
     INDUSTRIAL-OTHER (0.6%)
       Grand CDO (1)(2)                                      11.350%      09/20/2016          250,000            250,783
                                                                                                             -----------
     INDUSTRIAL-TECHNOLOGY (1.1%)
       IBM                                                    7.000%      10/30/2025          410,000            466,987
                                                                                                             -----------
     INDUSTRIAL-TRANSPORTATION (1.0%)
       Southwest Airlines                                     7.375%      03/01/2027          406,000            426,777
                                                                                                             -----------
     INSURANCE (2.4%)
       Endurance Specialty Holdings Ltd.                      7.000%      07/15/2034          500,000            505,238
       Markel                                                 7.350%      08/15/2034          500,000            535,783
                                                                                                             -----------
                                                                                                               1,041,021
     OIL, GAS & CONSUMABLE FUELS (1.4%)
       Talisman Energy                                        6.250%      02/01/2038          645,000            612,019
                                                                                                             -----------
     PERSONAL PRODUCTS (2.6%)
       Colgate-Palmolive                                      5.180%      05/15/2017          755,000            731,600
       SC Johnson & Son (2)                                   5.750%      02/15/2033          425,000            402,566
                                                                                                             -----------
                                                                                                               1,134,166
     UTILITIES (0.3%)
       Entergy Ark                                            4.500%      06/01/2010          150,000            146,670
                                                                                                             -----------

     TOTAL CORPORATE BONDS (IDENTIFIED COST $12,540,223)                                                      12,065,801
                                                                                                             -----------

     MUNICIPAL BONDS (0.5%)
       Fort Walton Defense Housing (4)(7)                     0.000%      10/15/2009          250,000            216,750
                                                                                                             -----------

     TOTAL MUNICIPAL BONDS (IDENTIFIED COST $222,753)                                                            216,750
                                                                                                             -----------

     U.S. GOVERNMENT AND AGENCY SECURITIES (30.7%)
     FEDERAL HOME LOAN BANK (FHLB) (5.5%)
       FHLB (6)                                               4.000%      07/02/2007          360,000            348,064
       FHLB (6)                                               4.000%      07/23/2007          650,000            643,495
       FHLB (6)                                               4.000%      08/06/2008          300,000            293,662
       FHLB                                                   4.250%      06/24/2013          300,000            287,672
       FHLB                                                   4.375%      07/16/2013          550,000            530,141
       FHLB                                                   6.045%      05/12/2014          300,000            319,961
                                                                                                             -----------
                                                                                                               2,422,995

                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------
     FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (6.1%)
       FHLMC                                                  4.000%      07/16/2010      $   400,000        $   389,379
       FHLMC (6)                                              5.125%      07/18/2013          389,000            379,577
       FHLMC                                                  5.250%      10/19/2015        1,020,000          1,013,209
       FHLMC                                                  5.000%      03/27/2018          190,000            182,227
       FHLMC                                                  5.000%      06/11/2018          450,000            430,937
       FHLMC                                                  5.000%      07/23/2018          310,000            295,800
                                                                                                             -----------
                                                                                                               2,691,129
     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (3.9%)
       FNMA                                                   6.875%      09/24/2012          500,000            503,360
       FNMA                                                   4.350%      07/02/2013          325,000            313,038
       FNMA                                                   5.500%      07/30/2025          450,000            431,714
       FNMA                                                   5.500%      05/01/2036          468,924            468,328
       FNMA (3)                                               0.000%      06/17/2040       16,686,778             13,016
                                                                                                             -----------
                                                                                                               1,729,456
     SMALL BUSINESS ADMINISTRATION-PASS-THROUGH-AGENCY (1.3%)
       Small Business Administration                          4.640%      05/01/2023          561,036            548,815
                                                                                                             -----------
     STUDENT LOAN MARKETING ASSOCIATION (SLMA) (1.8%)
       SLMA (4)                                               0.000%      05/15/2014        1,600,000            809,666
                                                                                                             -----------
     U.S. TREASURY BONDS & NOTES (12.1%)
       U.S. Treasury Bonds                                    7.875%      02/15/2021           50,000             64,953
       U.S. Treasury Bonds                                    4.500%      02/15/2036        1,460,000          1,376,505
       U.S. Treasury Notes                                    4.125%      05/15/2015        4,000,000          3,863,124
                                                                                                             -----------
                                                                                                               5,304,582

     TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES                                                              13,506,643
        (IDENTIFIED COST $13,592,334)                                                                        -----------

     SHORT-TERM INVESTMENTS (2.3%)
       FIFTH THIRD REPURCHASE AGREEMENT                       5.150%      04/02/2007        1,001,343        $ 1,001,343
       DATED 03/30/2007 (Repurchase Value $1,001,773                                                         -----------
       collateralized by U.S. Government Agency
       Securities) (8)

     TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,001,343)                                                 1,001,343
                                                                                                             -----------

     TOTAL INVESTMENTS (98.5%) (IDENTIFIED COST $45,336,212) (9)                                              43,272,704

     TOTAL OTHER ASSETS LESS LIABILITIES (1.5%)                                                                  673,997
                                                                                                             -----------

     TOTAL NET ASSETS (100.0%)                                                                               $43,946,701
                                                                                                             ===========

                         INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)


(1) REPRESENTS A VARIABLE OR INCREASING RATE SECURITY. RATE DISCLOSED IS AS OF MARCH 31, 2007.
(2) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID IN ACCORDANCE WITH PROCEDURES ADOPTED BY THE FUND'S BOARD.
(3)  INTEREST ONLY SECURITY.
(4)  REPRESENTS A ZERO COUPON BOND.
(5)  PERPETUAL
(6)  REPRESENTS A STEP BOND. RATE DISCLOSED IS AS OF MARCH 31, 2007.
(7) SECURITIES ARE HELD IN CONJUNCTION WITH A LETTER OF CREDIT OR A LIQUIDITY AGREEMENT BY A MAJOR COMMERCIAL BANK OR FINANCIAL INSTITUTION.
(8)  SEE NOTE 9 FOR COLLATERAL INFORMATION.
(9)  SEE NOTE 12 FOR IMPORTANT TAX INFORMATION.

CDO - COLLATERALIZED DEBT OBLIGATION
CO. - COMPANY
INC. - INCORPORATED
LP - LIMITED PARTNERSHIP
LTD. - LIMITED
NA - NORTH AMERICA

PLEASE SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------
     ASSET-BACKED SECURITIES (8.1%)
     ASSET-BACKED SECURITIES (AUTO LOANS) (0.0%)
       Lai Vehicle Lease Securitization Trust (1)             2.580%      10/15/2009      $    28,406        $    28,351
                                                                                                             -----------

     ASSET-BACKED SECURITIES (OTHER) (8.1%)
       Bear Stearns Commercial Mortgage
          Securities (1)(2)(3)                                0.179%      11/11/2041       64,121,089          1,147,960
       Captec Franchise Trust (1)(2)(3)                       1.104%      10/25/2018       25,878,384            687,019
       CBC Insurance Revenue Securitization LLC (1)           7.650%      02/15/2023          760,000            791,350
       CDO Repackaging Trust Series (1)(2)                    7.160%      01/17/2036          843,398            841,290
       CNL Funding (1)(2)(3)                                  1.702%      09/18/2012       12,513,830            502,555
       Commercial Industrial Finance (1)(2)                   9.370%      03/01/2021          650,000            650,000
       Falcon Franchise Loan (1)(2)(3)                        3.046%      06/05/2020       11,498,767          1,468,197
       Falcon Franchise Loan (1)                              6.067%      01/05/2023          767,071            771,160
       Falcon Franchise Loan (1)                              4.856%      01/05/2025          306,322            300,767
       Falcon Franchise (1)(2)(3)                             2.563%      06/05/2018        1,595,523            109,549
       Falcon Franchise (1)(2)(3)                             3.141%      01/05/2023        1,392,110            162,331
       Orion Ltd. CDO (1)(2)                                  8.820%      09/10/2046          377,600            358,248
       Restructured Asset Securities (1)(2)                   5.999%      01/29/2022        1,550,000          1,364,000
                                                                                                             -----------
                                                                                                               9,154,426

     TOTAL ASSET-BACKED SECURITIES (IDENTIFIED COST $10,108,389)                                               9,182,777
                                                                                                             -----------

     COLLATERALIZED MORTGAGE OBLIGATIONS (20.7%)
       Asset Securitization                                   7.100%      08/13/2029           36,454             36,557
       Asset Securitization (2)                               7.384%      08/13/2029          865,000            870,785
       Banc of America Large Loan (1)(2)                      8.320%      03/15/2022        1,000,000            989,926
       Banc of America SST (1)                                6.274%      10/11/2033        1,000,000          1,030,034
       Banc of America                                        4.429%      11/10/2039          560,000            544,597
       Commercial Mortgage Acceptance (1)(2)                  7.170%      11/15/2014        1,500,000          1,503,521
       Commercial Mortgage Acceptance (2)                     6.354%      12/15/2030        1,000,000          1,003,014
       Commercial Mortgage (1)(2)                             6.992%      02/14/2034          450,000            477,928
       Countrywide Alternative Loan Trust                     6.000%      05/25/2036        1,356,624          1,362,281
       CS First Boston Mortgage Securities                    6.300%      11/15/2030          634,614            642,681
       Entertainment Properties Trust (1)                     6.223%      02/15/2018          400,000            408,219
       FHLB                                                   4.000%      01/28/2009          395,000            388,587
       FHLB                                                   5.300%      01/12/2010        1,000,000            997,472
       FHLMC                                                  4.500%      03/15/2019          366,147            347,808
       FHLMC                                                  5.500%      10/15/2034        1,210,000          1,175,477
       First Union National Bank Commercial Mortgage          6.423%      08/15/2033          500,000            521,623
       FNMA (2)(3)                                            1.127%      02/25/2035        4,729,068             92,974
       GE Capital Commercial Mortgage                         6.496%      01/15/2033          300,000            312,213
       GMAC Commercial Mortgage Securities                    6.590%      05/15/2033          160,000            163,614

                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------
       GMAC Mortgage Corp. Loan Trust (2)                     4.294%      12/19/2033      $ 1,000,000        $   972,797
       GNMA TRUST IO (2)(3)                                   0.951%      01/16/2042       14,347,062            429,608
       GNMA                                                   3.360%      08/16/2022          340,359            329,556
       GNMA (2)                                               6.750%      03/20/2037          545,359            535,473
       Government Lease Trust (1)                             4.000%      05/18/2011          877,041            845,929
       Harborview Mortgage Loan Trust (2)                     2.975%      06/19/2034          122,141            122,178
       LB-UBS Commercial Mortgage Trust                       4.071%      09/15/2026          437,025            427,338
       Legg Mason (1)                                         2.865%      07/25/2021           66,293             65,151
       Marathon Structured Finance CDO Ltd. (1)(2)            8.760%      07/26/2046        1,094,500          1,001,468
       Morgan Stanley Capital I (1)(2)                        7.060%      06/03/2030        1,000,000            998,014
       Rally CDO Ltd. (1)(2)                                  6.350%      03/30/2010        1,000,000            996,250
       Salomon Brothers Mortgage Securities VII (1)(2)(3)     0.392%      11/13/2011       97,677,730          2,346,512
       Washington Mutual (2)                                  5.631%      01/25/2036        1,533,289          1,522,603
                                                                                                             -----------
                                                                                                              23,462,188

     TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                                23,462,188
        (IDENTIFIED COST $24,231,757)                                                                        -----------

     CORPORATE BONDS (20.0%)
     COMMERCIAL BANKS (0.2%)
       Deutsche Bank                                          5.000%      09/28/2007          250,000            249,528
                                                                                                             -----------
     CONSUMER FINANCE (0.8%)
       SLM Corp. (2)                                          4.200%      01/31/2014        1,000,000            934,730
                                                                                                             -----------
     DIVERSIFIED FINANCIAL SERVICES (1.1%)
       General Electric Capital                               5.720%      08/22/2011          500,000            503,882
       General Electric Capital                               6.900%      09/15/2015          725,000            799,224
                                                                                                             -----------
                                                                                                               1,303,106
     FINANCE-BANKING (5.2%)
       Bayerische Landesbank                                  5.875%      12/01/2008          500,000            505,129
       Centura Bank                                           6.500%      03/15/2009          250,000            256,309
       Centura Capital Trust (1)                              8.845%      06/01/2027          460,000            482,407
       Citicorp                                               7.000%      07/01/2007          200,000            200,688
       Comerica Bank                                          7.250%      06/15/2007          300,000            301,124
       HSBC Finance                                           7.650%      05/15/2007          775,000            776,892
       HSBC Finance                                           7.750%      09/15/2022          300,000            300,997
       M&T Trust (1)(2)                                       3.850%      04/01/2013        1,000,000            987,782
       Rabobank Nederland                                     4.625%      08/25/2008          750,000            745,765
       Royal Bank of Canada (2)                               5.355%      04/14/2008          500,000            452,500
       Wachovia                                               6.300%      04/15/2008          100,000            101,120

                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------
     FINANCE-BANKING - CONTINUED
       Washington Mutual                                      8.250%      04/01/2010      $   750,000        $   810,252
                                                                                                             -----------
                                                                                                               5,920,965
     FINANCE-BROKER RELATED (BROKERAGE) (0.4%)
       Lehman Brothers Holdings                               5.750%      04/25/2011          415,000            423,230
                                                                                                             -----------
     FINANCE-OTHER (3.1%)
       AXA Financial                                          6.500%      04/01/2008          796,000            804,611
       KDIAK  (1)(2)                                          6.860%      08/07/2037        1,000,000            967,500
       MBIA Global Funding LLC (1)                            4.375%      03/15/2010          460,000            456,122
       Regional Diversified Funding (1)(2)                    6.680%      01/25/2036        1,000,000          1,002,500
       Transamerica                                           9.375%      03/01/2008          250,000            256,750
                                                                                                             -----------
                                                                                                               3,487,483
     FOOD & STAPLES RETAILING (0.9%)
       Kroger                                                 7.250%      06/01/2009        1,000,000          1,038,226
                                                                                                             -----------
     INDUSTRIAL-CAPITAL GOODS (0.6%)
       Cargill (1)                                            6.150%      02/25/2008          650,000            651,835
       PPG Industries                                         6.500%      11/01/2007            2,000              2,006
                                                                                                             -----------
                                                                                                                 653,841
     INDUSTRIAL-ENERGY (1.2%)
       EOG Resources                                          6.500%      12/01/2007          300,000            302,288
       Premcor Refining                                       9.500%      02/01/2013          610,000            658,834
       Premcor Refining                                       7.500%      06/15/2015          360,000            371,701
                                                                                                             -----------
                                                                                                               1,332,823
     INDUSTRIAL-HEALTH CARE (0.4%)
       Bayer  (1)(2)                                          6.200%      02/15/2008          500,000            501,535
                                                                                                             -----------
     INDUSTRIAL-OTHER (1.4%)
       Grand CDO (1)(2)                                      11.350%      09/20/2016        1,000,000          1,003,130
       Preferred Term Securities XII (1)(2)                   4.630%      03/24/2034          650,000            633,750
                                                                                                             -----------
                                                                                                               1,636,880
     INDUSTRIAL-TECHNOLOGY (0.9%)
       International Business Machines                        4.950%      03/22/2011        1,000,000            996,797
                                                                                                             -----------
     INDUSTRIAL-TRANSPORTATION (0.5%)
       Norfolk Southern                                       7.350%      05/15/2007           87,000             87,181
       Norfolk Southern                                       5.257%      09/17/2014          455,000            443,959
                                                                                                             -----------
                                                                                                                 531,140
     INSURANCE (2.7%)
       Blue Cross & Blue Shield of Florida (1)                8.250%      11/15/2011        1,000,000          1,119,822
       International Lease Finance                            5.550%      09/05/2012        1,890,000          1,911,529
                                                                                                             -----------
                                                                                                               3,031,351

                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------
     UTILITIES (0.6%)
       Entergy Ark                                            4.500%      06/01/2010      $   550,000        $   537,790
       Midamerican Energy                                     7.520%      09/15/2008          105,000            108,131
                                                                                                             -----------
                                                                                                                 645,921

     TOTAL CORPORATE BONDS (IDENTIFIED COST $22,895,520)                                                      22,687,556
                                                                                                             -----------

                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------
     U.S. GOVERNMENT AGENCY SECURITIES (44.1%)
     DEPARTMENT OF HOUSING & URBAN DEVELOPMENT (HUD) (0.9%)
       HUD                                                    6.330%      08/01/2013      $ 1,000,000          1,012,509
                                                                                                             -----------
     FEDERAL AGRICULTURAL MORTGAGE CORPORATION (FAMC) (0.9%)
       FAMC                                                   5.900%      03/03/2009        1,000,000          1,018,321
                                                                                                             -----------
     FEDERAL FARM CREDIT BANK (FFCB) (1.4%)
       FFCB                                                   3.375%      09/24/2007          200,000            198,230
       FFCB                                                   3.000%      12/17/2007          150,000            147,745
       FFCB                                                   3.375%      12/17/2007          300,000            296,262
       FFCB                                                   4.000%      08/26/2008          500,000            493,501
       FFCB                                                   6.320%      10/12/2010          325,000            340,613
       FFCB                                                   4.875%      09/24/2012          150,000            147,631
                                                                                                             -----------
                                                                                                               1,623,982
     FEDERAL HOME LOAN BANK (FHLB) (13.1%)
       FHLB (4)                                               4.500%      05/25/2007          500,000            497,551
       FHLB (4)                                               4.000%      05/28/2007          500,000            498,309
       FHLB (4)                                               4.000%      06/11/2007        1,000,000            990,842
       FHLB (4)                                               3.500%      07/15/2007          185,000            180,606
       FHLB (4)                                               4.000%      07/23/2007          500,000            494,996
       FHLB (4)                                               3.500%      07/30/2007        1,000,000            990,052
       FHLB (2)                                               0.000%      10/01/2007        1,000,000            916,600
       FHLB                                                   6.200%      10/10/2007          200,000            200,964
       FHLB (4)                                               4.750%      01/27/2008          125,000            124,329

                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------
     FEDERAL HOME LOAN BANK (FHLB) - CONTINUED
       FHLB (4)                                               5.000%      03/18/2008      $ 1,000,000        $   999,285
       FHLB (4)                                               4.000%      03/30/2008          400,000            393,555
       FHLB (4)                                               4.000%      04/25/2008        1,000,000            989,346
       FHLB                                                   5.000%      05/12/2008        2,600,000          2,599,191
       FHLB (2)                                               0.140%      07/17/2008        1,000,000            936,137
       FHLB (4)                                               4.500%      07/30/2008          350,000            341,185
       FHLB (4)                                               4.000%      08/06/2008          350,000            342,605
       FHLB                                                   3.650%      09/22/2008          500,000            491,050
       FHLB (2)                                               4.250%      09/29/2008          350,000            344,209
       FHLB                                                   4.600%      02/05/2009        1,000,000            994,915
       FHLB (4)                                               5.250%      03/16/2010          500,000            499,815
       FHLB                                                   4.125%      08/13/2010        1,035,000          1,013,020
                                                                                                             -----------
                                                                                                              14,838,562
     FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (7.4%)
       FHLMC (4)                                              4.000%      12/23/2007        1,000,000            991,296
       FHLMC (4)                                              4.250%      03/16/2008        1,000,000            987,730
       FHLMC                                                  3.100%      05/27/2008          500,000            489,492
       FHLMC (4)                                              4.750%      07/30/2008          415,000            404,129
       FHLMC                                                  3.150%      11/20/2008        1,000,000            972,884
       FHLMC                                                  5.000%      01/30/2009          850,000            851,611
       FHLMC                                                  4.000%      12/15/2009           60,000             58,635
       FHLMC                                                  4.000%      07/16/2010          500,000            486,724
       FHLMC                                                  6.000%      08/07/2013        1,000,000          1,018,151
       FHLMC (2)                                              5.934%      01/01/2037          974,136            982,969
       FHLMC (2)                                              7.000%      01/15/2037        1,115,053          1,110,419
                                                                                                             -----------
                                                                                                               8,354,040
     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (4.5%)
       FNMA (4)                                               4.375%      12/29/2010           30,000             29,738
       FNMA (4)                                               4.250%      02/10/2011        2,225,000          2,200,122
       FNMA (4)                                               4.000%      09/24/2009          400,000            394,485
       FNMA (4)                                               4.000%      04/01/2008          100,000             98,992
       FNMA                                                   7.000%      12/01/2008            3,955              3,985
       FNMA (4)                                               7.000%      08/18/2011          300,000            296,767
       FNMA                                                   4.000%      03/03/2009          100,000             98,285
       FNMA (4)                                               5.000%      04/22/2014          485,000            480,947
       FNMA                                                   6.000%      07/25/2033          500,000            507,408
       FNMA                                                   5.500%      05/01/2036          933,013            931,827
       FNMA (3)                                               0.000%      06/17/2040       33,031,229             25,764
                                                                                                             -----------
                                                                                                               5,068,320
     SMALL BUSINESS ADMINISTRATION-PASS-THROUGH-AGENCY (1.2%)
       Small Business Administration                          8.017%      02/10/2010          702,623            741,196

                      SHORT-INTERMEDIATE FIXED-INCOME FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------
     SMALL BUSINESS ADMINISTRATION-PASS-THROUGH-AGENCY - CONTINUED
       Small Business Administration                          4.640%      05/01/2023      $   637,367        $   623,484
                                                                                                             -----------
                                                                                                               1,364,680
     U.S. TREASURY NOTES (14.7%)
       U.S. Treasury Note                                     3.125%      04/15/2009       10,000,000          9,714,450
       U.S. Treasury Note                                     4.375%      12/15/2010        5,000,000          4,974,220
       U.S. Treasury Note                                     4.375%      08/15/2012        2,000,000          1,987,422
                                                                                                             -----------
                                                                                                              16,676,092

     TOTAL U.S. GOVERNMENT AGENCY SECURITIES                                                                  49,956,506
        (IDENTIFIED COST $50,192,469)                                                                        -----------

                                                                           DIVIDEND
          DESCRIPTION                                                        RATE            SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------
     PREFERRED STOCKS (0.5%)
     COMMERCIAL BANKS (0.5%)
       Independent Capital Trust IV                                          8.375%            20,000            500,200
                                                                                                             -----------

       TOTAL PREFERRED STOCKS (IDENTIFIED COST $512,964)                                                         500,200
                                                                                                             -----------

                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------
     SHORT-TERM INVESTMENTS (5.6%)
       FIFTH THIRD REPURCHASE AGREEMENT
       DATED 03/30/2007 (Repurchase value $6,385,240
       collateralized by U.S. Government Agency
       Securities) (5)                                        5.150%      04/02/2007      $ 6,382,501       $  6,382,501
                                                                                                            ------------

     TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $6,382,501)                                                 6,382,501
                                                                                                            ------------

     TOTAL INVESTMENTS (99.0%) (IDENTIFIED COST $114,323,600) (6)                                            112,171,728

     TOTAL OTHER ASSETS LESS LIABILITIES (1.0%)                                                                1,078,482
                                                                                                            ------------

     TOTAL NET ASSETS (100.0%)                                                                              $113,250,210
                                                                                                            ============

(1) SECURITIES EXEMPT FROM REGISTRATION UNDER RULE 144A OF THE SECURITIES ACT OF 1933. THESE SECURITIES MAY BE RESOLD IN TRANSACTIONS EXEMPT FROM REGISTRATION, NORMALLY TO QUALIFIED INSTITUTIONAL BUYERS. THESE SECURITIES HAVE BEEN DETERMINED TO BE LIQUID IN ACCORDANCE WITH PROCEDURES ADOPTED BY THE FUND'S BOARD.
(2) REPRESENTS A VARIABLE OR INCREASING RATE SECURITY. RATE DISCLOSED IS AS OF MARCH 31, 2007.
(3)  INTEREST ONLY SECURITY.
(4)  REPRESENTS A STEP BOND. RATE DISCLOSED IS AS OF MARCH 31, 2007.
(5)  SEE NOTE 9 FOR COLLATERAL INFORMATION.
(6)  SEE NOTE 12 FOR IMPORTANT TAX INFORMATION.

CDO - COLLATERALIZED DEBT OBLIGATION
LTD. - LIMITED
LLC - LIMITED LIABILITY COMPANY

PLEASE SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------
     ASSET BACKED SECURITIES (0.4%)
       TMS SBA Loan Trust (1)                                 6.050%      07/15/2025      $   212,577        $   211,167

     TOTAL ASSET BACKED SECURITIES (IDENTIFIED COST $212,566)                                                    211,167
                                                                                                             -----------

     PROJECT LOANS (0.0%)
       Merrill Lynch 42                                       7.430%      09/01/2022            2,611              2,644
                                                                                                             -----------

     TOTAL PROJECT LOANS (IDENTIFIED COST $2,668)                                                                  2,644
                                                                                                             -----------

     COLLATERALIZED MORTGAGE OBLIGATIONS (99.0%)
     COLLATERALIZED MORTGAGE OBLIGATION - OTHER (12.0%)
       Banc of America Alternative Loan Trust (2003-10 6A2)   5.500%      12/25/2018          215,111            211,724
       Banc of America Alternative Loan Trust (2004-3 4A1)    5.000%      04/25/2019          299,512            293,522
       Countrywide Alternative Loan Trust (2004-J2A1)         6.500%      03/25/2034          134,871            137,181
       Countrywide Home Loan Mortgage Pass Through Trust      5.000%      05/25/2019          200,756            199,253
       Countrywide Home Loan Mortgage Pass Through Trust      5.500%      11/25/2035          173,447            173,100
       CS First Boston Mortgage Securities                    5.250%      10/25/2019          165,335            165,048
       FHLMC                                                  5.500%      02/15/2017          600,000            605,108
       FHLMC                                                  5.500%      09/15/2017          500,000            505,402
       FHLMC                                                  5.500%      05/15/2034          200,000            198,006
       FHLMC                                                  5.500%      08/15/2034          100,000             99,093
       FHLMC                                                  5.500%      11/15/2034          300,000            298,276
       FHLMC                                                  5.500%      01/15/2035          500,000            497,037
       FHLMC (1)                                              5.916%      02/01/2037          775,000            780,349
       FNMA - STRIP (2)                                       0.000%      12/01/2033          409,116            318,895
       FNMA                                                   5.500%      10/25/2032          200,000            199,870
       FNMA                                                   5.500%      07/25/2033          330,000            328,798
       FNMA (3)                                               6.000%      11/25/2033          380,240             93,172
       FNMA                                                   5.500%      08/25/2035          176,182            177,503
       GNMA                                                   4.500%      07/16/2036           28,241             28,166
       Lehman Mortgage Trust                                  5.500%      12/25/2035          358,549            359,789
       Master Asset Securitization Trust                      5.250%      08/25/2019          111,169            109,710
       Washington Mutual                                      5.000%      11/25/2018           89,408             88,797
       Wells Fargo Mortgage Backed Securities Trust           5.000%      08/25/2019          107,238            105,659
                                                                                                             -----------
                                                                                                               5,973,458
     FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)-PASS-THROUGH-AGENCY (15.6%)
       FHLMC - Gold                                           6.000%      01/01/2013            3,675              3,728
       FHLMC - Gold                                           6.000%      02/01/2013            7,519              7,660

                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------
     FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)-PASS-THROUGH-AGENCY - CONTINUED
       FHLMC - Gold                                           6.000%      02/01/2013      $     4,627        $     4,713
       FHLMC - Gold                                           6.000%      03/01/2013           43,907             44,543
       FHLMC - Gold                                           6.000%      04/01/2013          122,227            124,518
       FHLMC - Gold                                           6.000%      04/01/2013           38,694             39,282
       FHLMC - Gold                                           6.000%      08/01/2013           63,641             64,677
       FHLMC - Gold                                           6.000%      11/01/2013           87,489             89,129
       FHLMC - Gold                                           6.000%      11/01/2013            1,476              1,503
       FHLMC - Gold                                           6.000%      12/01/2013            4,214              4,293
       FHLMC - Gold                                           6.000%      05/01/2014           82,803             84,330
       FHLMC - Gold                                           6.000%      07/01/2014            6,233              6,348
       FHLMC - Gold                                           6.000%      07/01/2014            8,599              8,759
       FHLMC - Gold                                           7.500%      09/01/2014           19,783             20,438
       FHLMC - Gold                                           7.000%      06/01/2015              643                664
       FHLMC - Gold                                           7.500%      07/01/2015            1,551              1,609
       FHLMC - Gold                                           6.000%      05/01/2016            6,844              6,969
       FHLMC - Gold                                           6.000%      06/01/2016           37,770             38,449
       FHLMC - Gold                                           5.000%      08/01/2017           20,877             20,651
       FHLMC - Gold                                           6.000%      09/01/2017            6,282              6,394
       FHLMC - Gold                                           5.000%      10/01/2017           84,030             83,125
       FHLMC - Gold                                           5.000%      04/01/2018           51,116             50,540
       FHLMC - Gold                                           4.500%      05/01/2018        1,336,140          1,297,486
       FHLMC - Gold                                           5.000%      05/01/2018           20,854             20,629
       FHLMC - Gold                                           5.000%      05/01/2018           59,463             58,792
       FHLMC - Gold                                           4.500%      08/01/2018           96,586             93,765
       FHLMC - Gold                                           4.500%      08/01/2018          482,292            468,255
       FHLMC - Gold                                           5.000%      10/01/2018           14,592             14,428
       FHLMC - Gold                                           4.500%      11/01/2018          138,106            134,077
       FHLMC - Gold                                           4.500%      11/01/2018          154,223            149,718
       FHLMC - Gold                                           4.500%      12/01/2018          128,948            125,181
       FHLMC - Gold                                           4.500%      12/01/2018          124,897            121,249
       FHLMC - Gold                                           4.500%      01/01/2019          135,444            131,488
       FHLMC - Gold                                           4.500%      01/01/2020           85,477             82,860
       FHLMC - Gold                                           4.500%      07/01/2020          261,706            253,405
       FHLMC - Gold                                           8.000%      07/01/2024            4,267              4,528
       FHLMC - Gold                                           8.000%      07/01/2024           48,292             51,239
       FHLMC - Gold                                           8.000%      07/01/2024              610                648
       FHLMC - Gold                                           8.000%      08/01/2024            2,319              2,461
       FHLMC - Gold                                           8.000%      06/01/2025                8                  9
       FHLMC - Gold                                           8.000%      07/01/2025           50,055             53,071
       FHLMC - Gold                                           8.000%      09/01/2025              364                384
       FHLMC - Gold                                           8.000%      11/01/2025            1,238              1,307
       FHLMC - Gold                                           8.000%      12/01/2025            5,346              5,668

                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------
     FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)-PASS-THROUGH-AGENCY - CONTINUED
       FHLMC - Gold                                           8.000%      01/01/2026      $       376        $       397
       FHLMC - Gold                                           8.000%      06/01/2026            9,178              9,684
       FHLMC - Gold                                           5.500%      01/01/2029           24,290             24,172
       FHLMC - Gold                                           6.000%      01/01/2029           68,486             69,564
       FHLMC - Gold                                           6.000%      02/01/2029           61,709             62,680
       FHLMC - Gold                                           6.000%      05/01/2029          113,835            115,593
       FHLMC - Gold                                           7.500%      10/01/2030              783                819
       FHLMC - Gold                                           6.000%      01/01/2032           27,408             27,798
       FHLMC - Gold                                           5.500%      02/01/2032           16,131             15,999
       FHLMC - Gold                                           5.500%      04/01/2032          106,865            105,999
       FHLMC - Gold                                           5.000%      09/01/2035          984,557            952,485
       FHLMC - Gold                                           4.500%      01/01/2036          199,313            187,440
       FHLMC - Gold                                           6.500%      08/01/2036           54,528             55,609
       FHLMC - Gold                                           6.500%      09/01/2036          420,881            429,219
       FHLMC - Gold                                           5.000%      10/01/2036          497,230            480,552
       FHLMC - STRIP (3)                                      5.500%      08/01/2035          800,595            183,074
       FHLMC                                                  6.000%      05/01/2013            4,093              4,170
       FHLMC                                                  6.000%      09/01/2013           63,317             64,370
       FHLMC                                                  6.000%      04/01/2014          153,044            155,866
       FHLMC                                                  6.000%      11/15/2023          321,468            322,162
       FHLMC                                                  6.500%      07/01/2032          378,134            388,664
       FHLMC                                                  6.500%      08/01/2032           80,355             82,593
       FHLMC (1)                                              5.469%      03/01/2037          250,000            250,077
                                                                                                             -----------
                                                                                                               7,771,956
     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-PASS-THROUGH-AGENCY (70.4%)
       FNMA                                                   5.000%      11/01/2017           69,873             69,122
       FNMA                                                   4.500%      01/01/2018           38,111             37,014
       FNMA                                                   4.500%      01/01/2019        2,352,665          2,283,896
       FNMA                                                   4.000%      06/01/2019          376,028            355,438
       FNMA                                                   4.000%      06/01/2019           91,116             86,127
       FNMA                                                   5.000%      11/01/2019        1,175,050          1,160,586
       FNMA                                                   4.500%      02/01/2021           95,304             92,272
       FNMA                                                   6.000%      04/01/2021        3,304,682          3,364,132
       FNMA                                                   6.500%      04/01/2024            1,363              1,399
       FNMA                                                   6.500%      11/01/2024           20,812             21,358
       FNMA                                                   6.500%      04/01/2026            4,104              4,218
       FNMA                                                   6.500%      11/01/2028           15,544             16,038
       FNMA                                                   6.000%      01/01/2029           14,769             14,994
       FNMA                                                   6.500%      03/01/2029           69,015             71,207
       FNMA                                                   6.500%      03/01/2029           10,186             10,503
       FNMA                                                   6.500%      06/01/2029            6,921              7,137
       FNMA                                                   6.500%      07/01/2029            8,016              8,266

                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------
     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-PASS-THROUGH-AGENCY - CONTINUED
       FNMA                                                   6.500%      07/01/2029      $     1,251        $     1,291
       FNMA                                                   7.500%      09/01/2029           91,919             96,353
       FNMA                                                   6.000%      10/01/2029           44,373             45,049
       FNMA                                                   6.500%      02/01/2030           11,787             12,147
       FNMA                                                   6.500%      09/01/2031            8,285              8,534
       FNMA                                                   7.500%      12/01/2031            6,678              6,984
       FNMA                                                   6.000%      02/01/2032           20,432             20,709
       FNMA                                                   6.500%      07/01/2032            6,577              6,762
       FNMA                                                   6.500%      07/01/2032            2,517              2,588
       FNMA                                                   6.500%      01/01/2033            7,864              8,100
       FNMA                                                   6.000%      02/01/2033            7,142              7,232
       FNMA                                                   6.000%      06/01/2033          511,988            518,427
       FNMA                                                   5.500%      07/01/2033           60,923             60,423
       FNMA                                                   5.500%      08/01/2033          105,645            104,779
       FNMA                                                   6.500%      10/01/2033           57,707             59,258
       FNMA                                                   5.000%      11/01/2033        2,176,103          2,107,994
       FNMA                                                   5.500%      04/01/2034           22,428             22,232
       FNMA                                                   6.500%      07/01/2034           86,052             88,208
       FNMA                                                   5.000%      08/01/2034        3,700,000          3,580,897
       FNMA                                                   6.000%      08/01/2034          350,709            354,897
       FNMA                                                   6.500%      09/01/2034           47,635             48,828
       FNMA                                                   5.000%      10/01/2034        1,972,749          1,911,003
       FNMA                                                   5.500%      03/01/2035        2,019,395          2,001,677
       FNMA                                                   6.000%      06/01/2035        1,058,975          1,072,293
       FNMA                                                   5.500%      08/01/2035        3,354,573          3,327,512
       FNMA                                                   5.000%      11/01/2035        1,690,338          1,634,771
       FNMA                                                   6.000%      01/01/2036          212,115            213,836
       FNMA                                                   5.500%      04/01/2036        1,185,418          1,174,229
       FNMA                                                   6.000%      08/01/2036          180,444            181,785
       FNMA                                                   5.500%      09/01/2036        4,700,000          4,666,207
       FNMA                                                   6.000%      01/01/2037          197,282            198,749
       FNMA (1)                                               5.699%      02/01/2037          980,000            989,874
       FNMA                                                   6.000%      02/01/2037        1,620,080          1,632,122
       FNMA (1)                                               5.642%      03/01/2037        1,290,000          1,300,485
                                                                                                             -----------
                                                                                                              35,069,942
     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
        (GNMA)-PASS-THROUGH-AGENCY (1.0%)
       GNMA                                                   5.500%      04/15/2014           70,053             70,587
       GNMA                                                   6.000%      04/15/2014          137,121            139,649
       GNMA                                                   6.500%      08/15/2014            7,161              7,346
       GNMA                                                   6.000%      12/15/2016          160,141            163,021
       GNMA                                                   8.000%      03/15/2017            1,976              2,087

                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------
     GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)-PASS-THROUGH-AGENCY -
        CONTINUED
       GNMA                                                   6.500%      12/15/2023      $    28,963        $    29,769
       GNMA                                                   8.000%      09/20/2026           52,435             55,446
       GNMA                                                   7.500%      09/15/2027            8,101              8,465
       GNMA                                                   7.500%      10/15/2029           14,521             15,166
                                                                                                             -----------
                                                                                                                 491,536

     TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS                                                                49,306,892
        (IDENTIFIED COST $49,506,088)                                                                        -----------

     U.S. GOVERNMENT AGENCY BONDS (2.7%)
     FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (0.3%)
       FHLMC                                                  5.500%      06/15/2036          140,000            137,443
                                                                                                             -----------

     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (2.4%)
       FNMA                                                   5.000%      05/01/2019        1,210,648          1,195,747
                                                                                                             -----------

     TOTAL U.S. GOVERNMENT AGENCY BONDS (IDENTIFIED COST $1,333,761)                                           1,333,190
                                                                                                             -----------

     SHORT-TERM INVESTMENTS (10.5%)
       FIFTH THIRD REPURCHASE AGREEMENT
       DATED 03/30/2007 (Repurchase value $5,244,756
       collateralized by U.S. Government Agency
       Securities) (4)                                        5.150%      04/02/2007        5,242,506          5,242,506
                                                                                                             -----------

     TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $5,242,506)                                                 5,242,506
                                                                                                             -----------

     TOTAL INVESTMENTS (112.6%) (IDENTIFIED COST $56,297,589) (5)                                             56,096,399

     TOTAL LIABILITIES LESS OTHER ASSETS (-12.6%)                                                             (6,299,471)
                                                                                                             -----------

     TOTAL NET ASSETS (100.0%)                                                                               $49,796,928
                                                                                                             ===========

                            MORTGAGE SECURITIES FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
     FORWARD COMMITMENT
                                                       INTEREST          DELIVERY         PRINCIPAL
     AGENCY                                              RATE              DATE             AMOUNT             VALUE
------------------------------------------------------------------------------------------------------------------------
     TBA PURCHASE COMMITMENTS AT MARCH 31, 2007 (COST PAYABLE $67,980,097)
      FGOLD 30YR TBA                                     5.500%         05/30/2037     $   7,500,000        $  7,417,965
      FHLMC 30YR TBA                                     5.000%         04/01/2037         1,500,000           1,449,375
      FHLMC 30YR TBA                                     6.000%         05/01/2037         2,000,000           2,015,000
      FNMA 15YR TBA                                      5.500%         04/01/2022         1,900,000           1,904,157
      FNMA 15YR TBA                                      6.000%         04/01/2022         3,400,000           3,455,250
      FNMA 15YR TBA                                      6.000%         05/30/2022         1,400,000           1,422,313
      FNMA 30YR TBA                                      4.500%         04/01/2037         1,100,000           1,033,657
      FNMA 30YR TBA                                      5.000%         04/01/2037        17,800,000          17,193,696
      FNMA 30YR TBA                                      5.500%         04/01/2037        28,200,000          27,900,375
      FNMA 30YR TBA                                      6.000%         04/01/2037         1,500,000           1,510,782
      FNMA 30YR TBA                                      6.500%         05/01/2037         1,100,000           1,121,657
      GNMA 30YR TBA                                      6.000%         04/01/2037         1,300,000           1,316,656
                                                                                                            ------------
                                                                                                            $ 67,740,883
                                                                                                            ============
     TBA SALE COMMITMENTS AT MARCH 31, 2007 (PROCEEDS RECEIVABLE $71,578,769)
      FGOLD 15YR TBA                                     4.500%         04/01/2022        (2,900,000)         (2,806,655)
      FHLMC 15YR TBA                                     6.000%         04/01/2022          (700,000)           (711,375)
      FHLMC 30YR TBA                                     6.500%         04/01/2037          (900,000)           (917,719)
      FNMA 15YR TBA                                      4.500%         04/01/2022        (2,400,000)         (2,322,749)
      FNMA 15YR TBA                                      5.500%         04/01/2022        (1,900,000)         (1,904,157)
      FNMA 15YR TBA                                      6.000%         04/01/2022        (5,300,000)         (5,386,125)
      FNMA 30YR TBA                                      5.000%         04/01/2037       (16,200,000)        (15,648,196)
      FNMA 30YR TBA                                      5.500%         04/01/2037       (34,300,000)        (33,935,562)
      FNMA 30YR TBA                                      6.000%         04/01/2037        (4,200,000)         (4,230,190)
      FNMA 30YR TBA                                      5.000%         05/01/2037        (3,600,000)         (3,477,377)
                                                                                                            ------------
                                                                                                            $(71,340,105)
                                                                                                            ============

------------------------------------------------------------------------------------------------------------------------
     OUTSTANDING FUTURES CONTRACTS
                                                                                                          UNREALIZED
                                                                                          UNITS PER      APPRECIATION/
      TYPE                                                EXPIRATION      CONTRACTS       CONTRACT      (DEPRECIATION)
------------------------------------------------------------------------------------------------------------------------
      10 Year U.S. Treasury Note Future                    06/22/07          (7)            1,000            $     2,735
      2 Year U.S. Treasury Note Future                     06/29/07           7             2,000                 (1,000)
                                                                                                             -----------
                                                                                                             $     1,735
                                                                                                             ===========

(1) REPRESENTS A VARIABLE OR INCREASING RATE SECURITY. RATE DISCLOSED IS AS OF MARCH 31, 2007.
(2)  PO - PRINCIPAL ONLY
(3)  INTEREST ONLY SECURITY.
(4)  SEE NOTE 9 FOR COLLATERAL INFORMATION.
(5)  SEE NOTE 12 FOR IMPORTANT TAX INFORMATION.

PLEASE SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

                      LIMITED DURATION U.S. GOVERNMENT FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------
     U.S. AGENCY BONDS (97.1%)
     FEDERAL FARM CREDIT BANK (FFCB) (2.8%)
       FFCB                                                   5.900%      02/05/2008      $   100,000        $   100,616
       FFCB                                                   3.500%      04/15/2008        1,000,000            984,490
       FFCB                                                   5.960%      06/16/2008          600,000            606,568
                                                                                                             -----------
                                                                                                               1,691,674
     FEDERAL HOME LOAN BANK (FHLB) (52.0%)
       FHLB                                                   2.750%      05/21/2007        2,200,000          2,193,968
       FHLB                                                   4.650%      05/21/2007          250,000            249,771
       FHLB                                                   6.750%      08/15/2007          700,000            703,713
       FHLB                                                   3.875%      09/14/2007        3,000,000          2,981,334
       FHLB                                                   5.875%      11/15/2007          620,000            622,427
       FHLB                                                   3.070%      01/15/2008          500,000            492,124
       FHLB                                                   5.625%      02/15/2008        1,585,000          1,591,712
       FHLB                                                   7.000%      02/15/2008          270,000            274,257
       FHLB                                                   4.500%      04/11/2008        1,200,000          1,193,477
       FHLB                                                   4.250%      09/12/2008        1,000,000            990,700
       FHLB                                                   4.100%      11/19/2008          855,000            843,659
       FHLB (1)                                               4.500%      12/30/2008          200,000            196,810
       FHLB                                                   3.280%      01/16/2009        1,000,000            972,599
       FHLB                                                   4.110%      02/27/2009          690,000            679,586
       FHLB                                                   4.000%      04/20/2009        1,000,000            982,044
       FHLB                                                   4.050%      04/30/2009        1,000,000            982,763
       FHLB                                                   4.000%      05/20/2009          500,000            490,789
       FHLB                                                   4.050%      09/24/2009          765,000            750,048
       FHLB                                                   4.500%      02/03/2010          460,000            454,048
       FHLB                                                   4.350%      02/22/2010          250,000            245,890
       FHLB                                                   3.875%      03/22/2010        1,000,000            973,420
       FHLB                                                   4.650%      03/30/2010          400,000            395,466
       FHLB                                                   4.200%      04/01/2010        2,000,000          1,961,506
       FHLB                                                   3.875%      06/04/2010        1,000,000            971,627
       FHLB                                                   5.600%      06/16/2010        1,000,000          1,003,646
       FHLB                                                   4.750%      12/10/2010        1,500,000          1,494,491
       FHLB                                                   4.000%      03/18/2011        1,000,000            968,153
       FHLB                                                   4.140%      04/08/2011        1,200,000          1,166,057
       FHLB                                                   5.270%      12/28/2012        4,382,610          4,402,113
                                                                                                             -----------
                                                                                                              31,228,198
     FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) (17.3%)
       FHLMC                                                  3.300%      09/14/2007        1,210,000          1,199,579
       FHLMC                                                  5.500%      04/24/2009        1,000,000          1,000,044
       FHLMC                                                  5.600%      03/08/2010        3,000,000          2,998,380
       FHLMC                                                  5.000%      10/01/2014        1,683,619          1,677,557

                      LIMITED DURATION U.S. GOVERNMENT FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------
     FEDERAL HOME LOAN MORTGAGE CORP (FHLMC) - CONTINUED
       FHLMC                                                  5.000%      11/15/2016      $ 3,500,000        $ 3,505,075
                                                                                                             -----------
                                                                                                              10,380,635
     FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)-PASS-THROUGH-AGENCY (4.2%)
       FG M80807                                              4.500%      03/01/2010        2,170,756          2,142,870
       FG M80821                                              4.500%      06/01/2010          411,584            404,397
                                                                                                             -----------
                                                                                                               2,547,267
     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (13.9%)
       FNMA                                                   4.500%      02/01/2010          141,473            138,916
       FNMA                                                   5.500%      12/25/2014        1,520,337          1,529,463
       FNMA                                                   5.000%      02/01/2015        1,847,695          1,839,209
       FNMA                                                   5.000%      10/25/2016        2,500,000          2,487,862
       FNMA                                                   5.500%      02/25/2017        2,311,902          2,329,873
                                                                                                             -----------
                                                                                                               8,325,323
     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-PASS-THROUGH-AGENCY (0.8%)
       FNMA                                                   4.000%      05/21/2012          500,000            478,974
                                                                                                             -----------
     SMALL BUSINESS ADMINISTRATION-PASS-THROUGH-AGENCY (SBA) (6.1%)
       SBA (1)                                                9.475%      11/25/2007            1,317              1,309
       SBA (1)                                                8.125%      06/25/2008           21,918             21,831
       SBA (1)                                                9.875%      07/25/2008            1,208              1,209
       SBA (1)                                                8.125%      03/25/2009            9,456              9,450
       SBA (1)                                                5.875%      06/25/2009           80,980             80,591
       SBA (1)                                                8.875%      01/25/2010           17,414             17,599
       SBA (1)                                                6.250%      02/25/2010           18,573             18,547
       SBA (1)                                                6.250%      02/25/2010            7,513              7,502
       SBA (1)                                                8.125%      03/25/2011           25,377             25,578
       SBA (1)                                                5.840%      02/25/2013           26,859             26,837
       SBA (1)                                                6.125%      03/25/2013           77,489             77,670
       SBA (1)                                                6.250%      01/25/2014            3,461              3,480
       SBA (1)                                                9.265%      05/25/2014          302,408            321,314
       SBA (1)                                                7.000%      06/25/2014            4,677              4,598
       SBA (1)                                                8.975%      07/25/2015           24,319             25,387
       SBA (1)                                                6.625%      04/25/2016           16,435             16,462
       SBA (1)                                                8.625%      07/25/2016           41,160             43,013
       SBA (1)                                                6.250%      03/25/2017           14,332             14,465
       SBA (1)                                                6.375%      07/25/2017           46,031             46,619
       SBA (1)                                                6.375%      09/25/2017            7,842              7,944
       SBA (1)                                                6.250%      12/25/2017          296,813            299,783
       SBA (1)                                                6.250%      02/25/2018           51,005             51,523
       SBA (1)                                                6.000%      08/25/2018          442,305            444,087
       SBA (1)                                                5.950%      01/25/2019           41,231             41,390
       SBA (1)                                                6.250%      06/25/2019          249,873            252,276

                      LIMITED DURATION U.S. GOVERNMENT FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------
     SMALL BUSINESS ADMINISTRATION-PASS-THROUGH-AGENCY (SBA) - CONTINUED
       SBA (1)                                                6.000%      09/25/2020      $    35,671        $    35,848
       SBA (1)                                                8.000%      12/25/2020           37,138             38,411
       SBA (1)                                                5.750%      04/25/2021          116,196            116,338
       SBA (1)                                                8.625%      04/25/2021            6,910              7,063
       SBA (1)                                                8.125%      07/25/2021           14,123             14,654
       SBA (1)                                                5.875%      10/25/2021          199,703            200,571
       SBA (1)                                                5.750%      09/25/2022           23,000             23,037
       SBA (1)                                                8.625%      08/25/2024           17,045             17,833
       SBA (1)                                                8.625%      10/25/2024           43,751             47,153
       SBA (1)                                                6.000%      11/25/2024          170,830            172,104
       SBA (1)                                                5.875%      01/25/2025          333,465            335,416
       SBA (1)                                                8.875%      02/25/2025           48,823             52,926
       SBA (1)                                                8.125%      06/25/2025           17,587             18,510
       SBA (1)                                                8.375%      09/25/2025           31,198             32,677
       SBA (1)                                                8.625%      10/25/2025           42,997             46,113
       SBA (1)                                                5.700%      02/25/2030          657,039            656,311
                                                                                                             -----------
                                                                                                               3,675,429

     TOTAL U.S. AGENCY BONDS (IDENTIFIED COST $58,192,786)                                                    58,327,500
                                                                                                             -----------

     SHORT-TERM INVESTMENTS (1.5%)
       FIFTH THIRD REPURCHASE AGREEMENT                       5.150%      04/02/2007          903,387        $   903,387
       DATED 03/30/2007 (Repurchase value $903,775                                                           -----------
       collateralized by U.S. Government Agency
       Securities) (2)

     TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $903,387)                                                     903,387
                                                                                                             -----------

     TOTAL INVESTMENTS (98.6%) (IDENTIFIED COST $59,096,173) (3)                                              59,230,887

     TOTAL OTHER ASSETS LESS LIABILITIES (1.4%)                                                                  851,727
                                                                                                             -----------

     TOTAL NET ASSETS (100.0%)                                                                               $60,082,614
                                                                                                             ===========

(1) REPRESENTS A VARIABLE OR INCREASING RATE SECURITY. RATE DISCLOSED IS AS OF MARCH 31, 2007.
(2)  SEE NOTE 9 FOR COLLATERAL INFORMATION.
(3)  SEE NOTE 12 FOR IMPORTANT TAX INFORMATION.

PLEASE SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

                           U.S. GOVERNMENT MONEY FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
     U.S. AGENCY BONDS (77.6%)
     FEDERAL HOME LOAN BANK (FHLB) (38.2%)
       FHLB (1)                                               5.205%      05/10/2007     $ 40,000,000    $    40,000,000
       FHLB (1)                                               5.205%      06/01/2007       40,000,000         40,000,000
       FHLB (1)                                               5.230%      06/28/2007       40,000,000         40,000,000
       FHLB (1)                                               5.265%      08/01/2007       40,000,000         40,000,000
       FHLB (1)                                               5.265%      11/15/2007       40,000,000         40,000,000
       FHLB                                                   5.150%      12/14/2007       25,000,000         25,000,000
       FHLB (1)                                               5.290%      01/10/2008       40,000,000         40,000,000
       FHLB (1)                                               5.241%      02/07/2008       40,000,000         40,000,000
       FHLB                                                   5.375%      02/12/2008       25,000,000         25,000,000
       FHLB (1)                                               5.255%      02/28/2008       40,000,000         40,000,000
       FHLB                                                   5.375%      02/28/2008       25,000,000         25,000,000
       FHLB                                                   5.300%      03/05/2008       25,000,000         25,000,000
       FHLB (1)                                               5.265%      03/14/2008       40,000,000         40,000,000
       FHLB                                                   5.300%      03/19/2008       25,000,000         25,000,000
       FHLB                                                   5.250%      04/02/2008       25,000,000         25,000,000
       FHLB                                                   5.400%      04/09/2008       25,000,000         25,000,000
                                                                                                          --------------
                                                                                                             535,000,000
     FEDERAL HOME LOAN MORTGAGE CORP (FHLMC)-DISCOUNT NOTES (22.8%)
       FHLMC (2)(3)                                           5.223%      04/03/2007       30,000,000         29,991,721
       FHLMC (2)(3)                                           5.195%      04/13/2007       30,000,000         29,949,050
       FHLMC (2)(3)                                           5.194%      04/20/2007       30,000,000         29,919,963
       FHLMC (2)(3)                                           5.210%      05/18/2007       31,453,000         31,243,575
       FHLMC (2)(3)                                           5.212%      05/21/2007       30,000,000         29,785,625
       FHLMC (2)(3)                                           5.347%      05/29/2007       30,000,000         29,754,708
       FHLMC (2)(3)                                           5.199%      06/21/2007       30,000,000         29,655,075
       FHLMC (2)(3)                                           5.243%      06/29/2007       24,931,000         24,619,127
       FHLMC (2)(3)                                           5.185%      08/20/2007       26,592,000         26,064,991
       FHLMC (2)(3)                                           5.194%      09/21/2007       30,000,000         29,270,517
       FHLMC (2)(3)                                           5.252%      11/30/2007       30,000,000         28,981,425
                                                                                                           -------------
                                                                                                             319,235,777
     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-DISCOUNT NOTES (16.6%)
       FNMA (2)(3)                                            5.205%      04/09/2007       30,000,000         29,966,000
       FNMA (3)                                               5.218%      04/25/2007       25,000,000         24,915,250
       FNMA (3)                                               5.147%      05/02/2007       30,000,000         29,869,800
       FNMA (2)(3)                                            5.199%      06/06/2007       30,000,000         29,721,150
       FNMA (2)(3)                                            5.204%      06/13/2007       30,000,000         29,690,662
       FNMA (2)(3)                                            5.216%      07/06/2007       30,000,000         29,592,000
       FNMA (2)(3)                                            5.169%      07/16/2007       30,000,000         29,550,383

                           U.S. GOVERNMENT MONEY FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT            VALUE
------------------------------------------------------------------------------------------------------------------------
     FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)-DISCOUNT NOTES - CONTINUED
       FNMA (3)                                               5.229%      07/25/2007     $ 30,000,000     $   29,511,490
                                                                                                          --------------
                                                                                                             232,816,735

     TOTAL U.S. AGENCY BONDS (IDENTIFIED COST $1,087,052,512)                                              1,087,052,512
                                                                                                          --------------

     SHORT-TERM INVESTMENTS (22.6%)
       FIFTH THIRD REPURCHASE AGREEMENT                       5.150%      04/02/2007       31,770,586         31,770,586
       DATED 03/30/2007 (Repurchase value $31,784,221
       collateralized by U.S. Government Agency
       Securities) (5)
       MORGAN STANLEY REPURCHASE AGREEMENT                    5.320%      04/02/2007      285,000,000        285,000,000
       DATED 03/30/2007 (Repurchase value                                                                 --------------
       $285,126,350 collateralized by U.S. Government
       Agency Securities) (4)

     TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $316,770,586)                                             316,770,586
                                                                                                          --------------

     TOTAL INVESTMENTS (100.2%) (IDENTIFIED COST $1,403,823,098)                                           1,403,823,098

     TOTAL LIABILITIES LESS OTHER ASSETS (-0.2%)                                                             (2,519,081)
                                                                                                          --------------

     TOTAL NET ASSETS (100.0%)                                                                            $1,401,304,017
                                                                                                          ==============

(1) REPRESENTS A VARIABLE OR INCREASING RATE SECURITY. RATE DISCLOSED IS AS OF MARCH 31, 2007.
(2) RATE SHOWN REPRESENTS THE BOND EQUIVALENT YIELD TO MATURITY AT DATE OF PURCHASE.
(3)  REPRESENTS A ZERO COUPON BOND.
(4)  SEE NOTE 9 FOR COLLATERAL INFORMATION.

   PLEASE SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

                         ACCESSOR INCOME ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                           ALLOCATION        SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------
     INVESTMENT COMPANIES (90.8%)
     ACCESSOR FUNDS - ADVISOR CLASS SHARES (90.8%)
       High Yield Bond                                                        10.5%           173,260        $ 1,926,648
       Mortgage Securities                                                     4.5%            67,704            829,373
       Short-Intermediate Fixed-Income                                        55.0%           870,501         10,097,813
       U.S. Government Money                                                  20.8%         3,815,497          3,815,497
                                                                                                             -----------
                                                                                                              16,669,331

     TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $16,951,198)                                                 16,669,331
                                                                                                             -----------

                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT             VALUE
------------------------------------------------------------------------------------------------------------------------
     SHORT-TERM INVESTMENTS (9.0%)
       FIFTH THIRD REPURCHASE AGREEMENT                      5.150%       04/02/2007      $ 1,658,205        $ 1,658,205
       DATED 03/30/2007 (Repurchase value $1,658,917                                                         -----------
       collateralized by U.S. Government Agency
       Securities) (1)

     TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $1,658,205)                                                 1,658,205
                                                                                                             -----------

     TOTAL INVESTMENTS (99.8%) (IDENTIFIED COST $18,609,403) (2)                                              18,327,536

     TOTAL OTHER ASSETS LESS LIABILITIES (0.2%)                                                                   40,505
                                                                                                             -----------

     TOTAL NET ASSETS (100.0%)                                                                               $18,368,041
                                                                                                             ===========

(1)  SEE NOTE 9 FOR COLLATERAL INFORMATION.
(2)  SEE NOTE 12 FOR IMPORTANT TAX INFORMATION.

PLEASE SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

                    ACCESSOR INCOME & GROWTH ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                          ALLOCATION        SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------
     INVESTMENT COMPANIES (91.6%)
     ACCESSOR FUNDS - ADVISOR CLASS SHARES (91.6%)
       Growth                                                                 10.9%           148,220        $ 3,835,938
       High Yield Bond                                                         8.4%           265,616          2,953,650
       International Equity                                                   10.4%           149,169          3,630,776
       Mortgage Securities                                                     4.9%           140,141          1,716,724
       Short-Intermediate Fixed-Income                                        33.0%           997,875         11,575,355
       Small to Mid Cap                                                        5.0%            53,046          1,768,547
       Value                                                                   9.0%           131,553          3,169,115
       U.S. Government Money                                                  10.0%         3,512,177          3,512,177
                                                                                                             -----------
                                                                                                              32,162,282

     TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $28,815,949)                                                 32,162,282
                                                                                                             -----------

                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------
     SHORT-TERM INVESTMENTS (8.1%)
       FIFTH THIRD REPURCHASE AGREEMENT                       5.150%      04/02/2007      $ 2,869,107        $ 2,869,107
       DATED 03/30/2007 (Repurchase value $2,870,338                                                         -----------
       collateralized by U.S. Government Agency
       Securities) (1)

     TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $2,869,107)                                                 2,869,107
                                                                                                             -----------

     TOTAL INVESTMENTS (99.7%) (IDENTIFIED COST $31,685,056) (2)                                              35,031,389

     TOTAL OTHER ASSETS LESS LIABILITIES (0.3%)                                                                   89,292
                                                                                                             -----------

     TOTAL NET ASSETS (100.0%)                                                                               $35,120,681
                                                                                                             ===========

(1)  SEE NOTE 9 FOR COLLATERAL INFORMATION.
(2)  SEE NOTE 12 FOR IMPORTANT TAX INFORMATION.

PLEASE SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

                        ACCESSOR BALANCED ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                          ALLOCATION        SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------
     INVESTMENT COMPANIES (94.4%)
     ACCESSOR FUNDS - ADVISOR CLASS SHARES (94.4%)
       Growth                                                                 17.9%           734,478       $ 19,008,293
       High Yield Bond                                                         7.9%           749,779          8,337,547
       International Equity                                                   16.5%           720,369         17,533,791
       Mortgage Securities                                                     2.9%           254,556          3,118,313
       Short-Intermediate Fixed-Income                                        24.8%         2,267,985         26,308,623
       Small to Mid Cap                                                        7.1%           224,302          7,478,237
       Value                                                                  14.0%           618,329         14,895,534
       U.S. Government Money                                                   3.3%         3,500,232          3,500,232
                                                                                                            ------------
                                                                                                             100,180,570

     TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $85,568,579)                                                100,180,570
                                                                                                            ------------

                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT             VALUE
------------------------------------------------------------------------------------------------------------------------
     SHORT-TERM INVESTMENTS (5.6%)
       FIFTH THIRD REPURCHASE AGREEMENT                       5.150%      04/02/2007      $ 5,982,858       $  5,982,858
       DATED 03/30/2007 (Repurchase value $5,985,426                                                        ------------
       collateralized by U.S. Government Agency
       Securities) (1)

     TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $5,982,858)                                                 5,982,858
                                                                                                            ------------

     TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $91,551,437) (2)                                            106,163,428

     TOTAL OTHER ASSETS LESS LIABILITIES (0.0%)                                                                   21,220
                                                                                                            ------------

     TOTAL NET ASSETS (100.0%)                                                                              $106,184,648
                                                                                                            ============

(1)  SEE NOTE 9 FOR COLLATERAL INFORMATION.
(2)  SEE NOTE 12 FOR IMPORTANT TAX INFORMATION.

PLEASE SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

                    ACCESSOR GROWTH & INCOME ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                          ALLOCATION        SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------
     INVESTMENT COMPANIES (95.8%)
     ACCESSOR FUNDS - ADVISOR CLASS SHARES (95.8%)
       Growth                                                                 19.8%         1,132,778       $ 29,316,284
       High Yield Bond                                                         8.0%         1,073,156         11,933,498
       Intermediate Fixed-Income                                               1.0%           127,303          1,418,154
       International Equity                                                   19.6%         1,195,973         29,109,973
       Mortgage Securities                                                     2.9%           351,672          4,307,978
       Short-Intermediate Fixed-Income                                        17.9%         2,295,420         26,626,872
       Small to Mid Cap                                                        8.9%           395,069         13,171,597
       Value                                                                  16.9%         1,040,975         25,077,076
       U.S. Government Money                                                   0.8%         1,120,815          1,120,815
                                                                                                            ------------
                                                                                                             142,082,247

     TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $117,432,947)                                               142,082,247
                                                                                                            ------------

                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT             VALUE
------------------------------------------------------------------------------------------------------------------------
     SHORT-TERM INVESTMENTS (4.2%)
       FIFTH THIRD REPURCHASE AGREEMENT                       5.150%      04/02/2007    $   6,217,007       $  6,217,007
       DATED 03/30/2007 (Repurchase value $6,219,675                                                        ------------
       collateralized by U.S. Government Agency
       Securities) (1)

     TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $6,217,007)                                                 6,217,007
                                                                                                            ------------

     TOTAL INVESTMENTS (100.0%) (IDENTIFIED COST $123,649,954) (2)                                           148,299,254

     TOTAL OTHER ASSETS LESS LIABILITIES (0.0%)                                                                   70,148
                                                                                                            ------------

     TOTAL NET ASSETS (100.0%)                                                                              $148,369,402
                                                                                                            ============

(1)  SEE NOTE 9 FOR COLLATERAL INFORMATION.
(2)  SEE NOTE 12 FOR IMPORTANT TAX INFORMATION.

PLEASE SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

                         ACCESSOR GROWTH ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                          ALLOCATION        SHARES             VALUE
------------------------------------------------------------------------------------------------------------------------
     INVESTMENT COMPANIES (97.9%)
     ACCESSOR FUNDS - ADVISOR CLASS SHARES (97.9%)
       Growth                                                                 25.7%         1,385,461       $ 35,855,735
       High Yield Bond                                                         6.0%           748,913          8,327,910
       International Equity                                                   24.6%         1,411,085         34,345,816
       Mortgage Securities                                                     0.9%           105,626          1,293,914
       Short-Intermediate Fixed-Income                                         6.0%           724,855          8,408,320
       Small to Mid Cap                                                       11.9%           500,659         16,691,958
       Value                                                                  22.8%         1,320,684         31,815,272
                                                                                                            ------------
                                                                                                             136,738,925

     TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $107,505,791)                                               136,738,925
                                                                                                            ------------

                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT             VALUE
------------------------------------------------------------------------------------------------------------------------
     SHORT-TERM INVESTMENTS (2.0%)
       FIFTH THIRD REPURCHASE AGREEMENT                       5.150%      04/02/2007      $ 2,802,677       $  2,802,677
       DATED 03/30/2007 (Repurchase value $2,803,880                                                        ------------
       collateralized by U.S. Government Agency
       Securities) (1)

     TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $2,802,677)                                                 2,802,677
                                                                                                            ------------

     TOTAL INVESTMENTS (99.9%) (IDENTIFIED COST $110,308,468) (2)                                            139,541,602

     TOTAL OTHER ASSETS LESS LIABILITIES (0.1%)                                                                  126,826
                                                                                                            ------------

     TOTAL NET ASSETS (100.0%)                                                                              $139,668,428
                                                                                                            ============

(1)  SEE NOTE 9 FOR COLLATERAL INFORMATION.
(2)  SEE NOTE 12 FOR IMPORTANT TAX INFORMATION.

PLEASE SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

                   ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND
                             SCHEDULE OF INVESTMENTS
                        AS OF MARCH 31, 2007 (UNAUDITED)

------------------------------------------------------------------------------------------------------------------------
     DESCRIPTION                                                          ALLOCATION        SHARES              VALUE
------------------------------------------------------------------------------------------------------------------------
     INVESTMENT COMPANIES (98.7%)
     ACCESSOR FUNDS - ADVISOR CLASS SHARES (98.7%)
       Growth                                                                 29.6%           802,157        $20,759,835
       International Equity                                                   28.4%           816,724         19,879,072
       Small to Mid Cap                                                       14.0%           294,296          9,811,815
       Value                                                                  26.7%           777,969         18,741,270
       U.S. Government Money                                                   0.0%                34                 34
                                                                                                             -----------
                                                                                                              69,192,026

     TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $52,668,272)                                                 69,192,026
                                                                                                             -----------

                                                            INTEREST       MATURITY        PRINCIPAL
     DESCRIPTION                                              RATE           DATE           AMOUNT              VALUE
------------------------------------------------------------------------------------------------------------------------
     SHORT-TERM INVESTMENTS (1.0%)
       FIFTH THIRD REPURCHASE AGREEMENT                       5.150%      04/02/2007      $   701,296        $   701,296
       DATED 03/30/2007 (Repurchase value $701,597                                                           -----------
       collateralized by U.S. Government Agency
       Securities) (1)

     TOTAL SHORT-TERM INVESTMENTS (IDENTIFIED COST $701,296)                                                     701,296
                                                                                                             -----------

     TOTAL INVESTMENTS (99.7%) (IDENTIFIED COST $53,369,568) (2)                                              69,893,322

     TOTAL OTHER ASSETS LESS LIABILITIES (0.3%)                                                                  217,981
                                                                                                             -----------

     TOTAL NET ASSETS (100.0%)                                                                               $70,111,303
                                                                                                             ===========

(1)  SEE NOTE 9 FOR COLLATERAL INFORMATION.
(2)  SEE NOTE 12 FOR IMPORTANT TAX INFORMATION.

PLEASE SEE NOTES TO FORM N-Q FOR ADDITIONAL INFORMATION.

                                NOTES to Form N-Q
                      For the period ending March 31, 2007

1. ORGANIZATION

         Accessor Funds, Inc. ("Accessor Funds") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company consisting of 16 diversified funds (individually, a "Fund", and collectively, the "Funds"). This report covers the following ten
Funds: Growth Fund, Value Fund, Small to Mid Cap Fund (the "Equity Funds"), International Equity Fund (the "International Fund"), High Yield Bond Fund, Intermediate Fixed-Income Fund, Short-Intermediate Fixed-Income Fund, Mortgage Securities Fund, (the "Bond Funds"), Limited Duration U.S. Government Fund ("Limited Duration Fund"), and U.S. Government Money Fund (the "Money Fund"); and the following six Accessor Allocation Funds: Accessor Income Allocation Fund, Accessor Income & Growth Allocation Fund, Accessor Balanced Allocation Fund, Accessor Growth & Income Allocation Fund, Accessor Growth Allocation Fund, and Accessor Aggressive Growth Allocation Fund (the "Accessor Allocation Funds" or the "Allocation Funds"). Accessor Funds was incorporated in Maryland on June 10, 1991. Each Fund (other than the Limited Duration Fund and the U.S. Government Fund) offers four classes of shares: Advisor Class Shares, Investor Class Shares, A Class Shares, and C Class Shares. The Limited Duration Fund offers one class of shares. The U.S. Government Fund offers a fifth class of shares, the Institutional Class Shares. Each class of shares of each Fund has identical rights and privileges as the other classes of shares of such Fund, except that (i) each class of shares bears class-specific expenses allocated to it, (ii) each class of shares has exclusive voting rights on any matter submitted to shareholders that relates solely to the distribution or service arrangements of such classes and (iii) each class has separate voting rights on any matter submitted to the shareholders in which interests of one class differ from the interests of the shareholders of the other classes of shares.

2. SECURITY VALUATION

         Net Asset Value ("NAV") per share of each Fund is calculated as of the close of regular trading of the New York Stock Exchange (normally 4:00 p.m.
EST), except that the NAV per share of the Money Fund is calculated at 5:00 p.m. EST. If the NYSE closes early, the Funds may close early and may value their shares at an earlier time.

         The Funds generally value their securities using market quotations obtained from a pricing service. Equity securities (both domestic and international) listed and traded principally on a national securities exchange are typically valued on the basis of last sale price on such exchange on the day of valuation or, if no sale occurred on such day, at the closing bid price on the primary exchange on which the security is traded. Because foreign securities markets are open on different days from U.S. markets, there may be instances when prices of foreign securities in which a Fund invests change on days when shareholders are not able to buy or sell Fund shares. Over-the-counter equity securities traded on the NASDAQ National Market or the NASDAQ Small Cap Markets are typically valued based on the NASDAQ Official Closing Price or, if there is no Official Closing Price on that day, the last sales price or, if believed to more accurately reflect the fair market value, the mean between the bid and asked prices. All other over-the-counter equity securities, options, and futures contracts are generally valued on the basis of the closing bid price or, if believed to more accurately reflect the fair market value, the mean between the bid and asked prices. Fixed-income securities and other investments for which market quotations are readily available (other than short-term obligations with remaining maturities of 60 days or less) are generally valued on the basis of most recent sales price quotations obtained from dealers or pricing services. Investments held by the Money Fund and short-term debt securities maturing in 60 days or less held by other funds are valued at amortized cost, which approximates market value. Investments by the Accessor Allocation Funds in shares of a mutual fund are valued at the closing net asset value per share of that mutual fund.

         An investment for which market quotations are not readily available is valued at its fair value as determined in good faith in accordance with procedures adopted by the Accessor Funds' Board of Directors (the "Board of Directors"). The fair value of a security may be determined in circumstances, including, but not limited to, when (i) the exchange or market on or in which a security is traded does not open for trading for an entire trading day and no other market prices are available, (ii) a security does not trade regularly or has had its trading halted, (iii) a security does not have a price source due to its lack of liquidity, (iv) the Manager or Money Manager believes a market quotation from a broker-dealer is unreliable (e.g., where it varies significantly from a recent trade), (v) the security is thinly traded or (vi) there has been a significant event subsequent to the market close. A significant event is one where it is believed with a reasonably high degree of certainty that a particular event has caused the price of the security to no longer reflect its current value as of the time of the Fund's NAV calculation. The Funds anticipate using fair value pricing for securities primarily traded on U.S. exchanges only under very limited circumstances. The Funds (specifically the International Fund) may, however, use fair value pricing more frequently for securities primarily traded in non-U.S. markets because, among other things, most foreign markets close well before a Fund values its securities at 4:00 p.m., Eastern Time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may occur before a Fund values its securities at 4:00 p.m. Eastern Time. To account for this, the Funds (particularly the International Fund) may frequently value many foreign equity securities using the fair value procedures adopted by the Funds' Board of Directors. On days when a change has occurred in the closing level of a benchmark index by an amount approved by the Board from the previous trading day's closing level and other criteria have been met, the Board has authorized the use of an independent fair valuation service to provide the fair value for foreign equity securities. The Manager and Money Managers review the fair values provided, review periodically the methodology and procedures used in providing values to the Funds, and evaluate the accuracy of the prices provided.

3. SECURITY TRANSACTIONS AND INVESTMENT INCOME

         Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Interest income is recorded on the accrual basis. All premiums and discounts are amortized or accreted for both financial statement and tax reporting purposes using the effective interest method. Dividend income, less foreign tax withheld, is recorded on the ex-dividend date or upon receipt of ex-dividend notification in the case of certain foreign securities. Realized gains and losses on the sale of investments are determined on the identified cost basis.

4. FOREIGN CURRENCY TRANSACTIONS

         The books and records of the Funds are maintained in U.S. dollars. The Bond Funds may purchase debt obligations that are payable in a foreign currency, and the International Fund and Equity Funds may purchase equity securities that are denominated in a foreign currency. Investment securities and other assets and liabilities that are denominated in a foreign currency are translated into U.S. dollars at the exchange rate in effect on the day of valuation. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rates in effect on the dates of the transactions.

         The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuation arising from changes in market prices of securities. Reported net realized foreign exchange gains or losses arise from purchases and sales of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between the translated amount of income or expenses initially recorded in each of the Fund's accounting records and the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities, excluding investments in securities, resulting from changes in the exchange rates.

         The Funds report certain foreign currency related security transactions as components of realized gains and losses in the statements of operations for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes. Foreign security and currency transactions may involve certain considerations and risks not typically associated with those of U.S. dollar denominated transactions. These risks include political or economic instability in the country of the issuer, the difficulty of predicting international trade patterns, the possibility of imposition of exchange controls and the risk of currency fluctuations.

5. OFF-BALANCE SHEET RISK

         The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) may trade financial instruments with off-balance sheet risk in the normal course of investing activities and to assist in managing exposure to market risks such as interest rates and foreign currency exchange rates. These financial instruments include forward foreign currency exchange contracts, futures contracts and options transactions.

         The notional or contractual amounts of these instruments represent the investment the Funds have in particular classes of financial instruments and do not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

6. FUTURES CONTRACTS

         The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) are permitted to enter into financial futures contracts and stock index futures contracts in accordance with their investment objectives. A Fund may do so for a variety of reasons including for cash management purposes. The International Fund may also purchase and write futures contracts on foreign currencies. A Fund is required to deposit either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by a Fund each day, dependent on daily fluctuations in the value of the contract. Such payments or receipts are known as variation margin and are recorded for financial statement purposes as unrealized gains or losses by a Fund. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss.

          When the contract is closed, a Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The potential risk to the Funds is that the change in the value of the underlying securities may not correlate to the change in value of the contracts. In addition, the Funds could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

7. FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS

         The International Fund will generally enter into forward foreign currency exchange contracts as a way of managing foreign exchange rate risk. It may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The International Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns denominated in foreign currencies. Forward foreign currency contracts are valued at the forward rate and are marked-to-market daily. The change in market value is recorded as an unrealized gain or loss until the contract settlement date, at which time the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

         The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the International Fund's securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the International Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

8. OPTIONS TRANSACTIONS

         The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) may purchase and sell call and put options on securities and securities indices, provided such options are traded on a national securities exchange or an over-the-counter market. The International Fund may also purchase and sell call and put options on foreign currencies.

         When any of the Funds writes a covered call or put option, an amount equal to the premium received is included in that Fund's statement of assets and liabilities as a liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option. If an option expires on its stipulated expiration date or if the Fund enters into a closing purchase transaction, a gain or loss is realized. If a written call option is exercised, a gain or loss is realized for the sale of the underlying security and the proceeds from the sale are increased by the premium originally received. If a written put option is exercised, the cost of the security acquired is decreased by the premium originally received. As writer of an option, the Fund has no control over whether the underlying securities are subsequently sold
(call) or purchased (put) and, as a result, bears the market risk of an unfavorable change in the price of the security underlying the written option.

         When any of the Funds purchases a call or put option, an amount equal to the premium paid is included in that Fund's statement of assets and liabilities as an investment, and is subsequently marked-to-market to reflect the current market value of the option. If an option expires on the stipulated expiration date or if a Fund enters into a closing sale transaction, a gain or loss is realized. If a Fund exercises a call, the cost of the security acquired is increased by the premium paid for the call. If a Fund exercises a put option, a gain or loss is realized from the sale of the underlying security, and the proceeds from such sale are decreased by the premium originally paid.

9. REPURCHASE AGREEMENTS

         The Funds may enter into repurchase agreements (agreements to purchase securities--generally securities of the U.S. Government, its agencies or instrumentalities--subject to the seller's agreement to repurchase them at a specified time and price) with well established dealers or institutions that the Funds' management has determined to be creditworthy. It is the Funds' policy to take possession of the underlying securities as collateral and, on a daily basis, mark-to-market such securities to ensure that the market value including accrued interest is at least equal to the amount owed to the Funds under each repurchase agreement.

Details on the underlying collateral securities are shown below as of March 31, 2007:


                                                       COLLATERAL

                                  ISSUER OF
                                  REPURCHASE                                   INTEREST       MATURITY           MARKET
FUND                              AGREEMENT       ISSUER(S)        PAR           RATE           DATE             VALUE
---------------------------------------------------------------------------------------------------------------------------
Growth                         Fifth Third Bank     FNMA       $ 4,209,000       5.00%        07/01/33        $ 2,185,720
Value                          Fifth Third Bank     FNMA         2,105,000       5.00%        07/01/33          1,093,120
Small to Mid Cap               Fifth Third Bank     FNMA        10,027,000       5.00%        07/01/33          5,206,988
International Equity           Fifth Third Bank     FNMA        13,362,000       5.00%        07/01/33          6,938,843
High Yield Bond                Fifth Third Bank     FNMA           684,000       5.00%        07/01/33            355,199
Intermediate
   Fixed-Income                Fifth Third Bank     FNMA         1,987,000       5.00%        07/01/33          1,031,843
Short-Intermediate
  Fixed-Income                 Fifth Third Bank     FNMA        12,660,000       5.00%        07/01/33          6,574,296
Mortgage Securities            Fifth Third Bank     FNMA        10,399,000       5.00%        07/01/33          5,400,166
Limited Duration
  U.S. Government              Fifth Third Bank     FNMA         1,792,000       5.00%        07/01/33            930,580
U.S. Government                Fifth Third Bank     FNMA        63,016,000       5.00%        07/01/33         32,724,001
  Money
                                Morgan Stanley      FHLMC      287,880,000       5.32%        02/23/17        289,551,703
Income Allocation              Fifth Third Bank     FNMA         3,289,000       5.00%        07/01/33          1,707,967
Income & Growth Allocation     Fifth Third Bank     FNMA         5,691,000       5.00%        07/01/33          2,955,318
Balanced Allocation            Fifth Third Bank     FNMA        11,867,000       5.00%        07/01/33          6,162,494
Growth & Income Allocation     Fifth Third Bank     FNMA        12,332,000       5.00%        07/01/33          6,403,967
Growth Allocation              Fifth Third Bank     FNMA         5,559,000       5.00%        07/01/33          2,886,770
Aggressive Growth
  Allocation                   Fifth Third Bank     FNMA         1,391,000       5.00%        07/01/33            722,342
---------------------------------------------------------------------------------------------------------------------------

10. FORWARD COMMITMENTS

         The Funds (other than the Accessor Allocation Funds) may contract to purchase securities for a fixed price at a transaction date beyond the customary settlement period (i.e., "when issued," "delayed delivery," "forward commitment," or "TBA transactions") consistent with a Fund's ability to manage its investment portfolio and meet redemption requests. These transactions involve a commitment by a Fund to purchase securities for a predetermined price or yield with payment and delivery taking place more than three days in the future, or after a period longer than the customary settlement period for that type of security. No interest will be earned by a Fund on such purchases until the securities are delivered; however the market value may change prior to delivery.

         Each Fund may enter into TBA sale commitments to hedge its positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction.

         Unsettled TBA sale (purchase) commitments are valued at the current market value of the underlying securities, according to the procedures described under "Security Valuation" above. The contract is adjusted to market value daily and the change in market value is recorded by the Fund as an unrealized gain or loss. If the TBA sale (purchase) commitment is closed through the acquisition of an offsetting purchase (sale) commitment, the Fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the offsetting purchase (sale) commitment was entered into.

11. RESTRICTED SECURITIES

         The Funds (other than the Limited Duration Fund, the Money Fund and the Accessor Allocation Funds) are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public once the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information relating to restricted securities held at March 31, 2007, is detailed in the Schedules of Investments, as applicable.

12. TAX COST

         The identified cost for federal income tax purposes of investments owned by each Fund, their respective gross unrealized appreciation/(depreciation), and resulting net unrealized appreciation/(depreciation) at March 31, 2007 were as follows:

                                                                   GROSS                 GROSS            NET UNREALIZED
                                            IDENTIFIED           UNREALIZED             UNREALIZED         APPRECIATION
                                               COST             APPRECIATION          (DEPRECIATION)      (DEPRECIATION)
--------------------------------------------------------------------------------------------------------------------------
ACCESSOR FUND
Growth                                    $ 158,178,292         $ 19,214,219          $ (5,199,130)       $  14,015,089
Value                                       128,958,076           10,513,233            (1,014,448)           9,498,785
Small to Mid Cap                            256,316,782           72,662,708            (9,547,064)          63,115,644
International Equity                        157,872,804           35,258,619            (2,542,518)          32,716,101
High Yield Bond                              62,746,712            2,144,780              (325,209)           1,819,571
Intermediate Fixed-Income                    45,336,212              146,261            (2,209,769)         (2,063,508)
Short-Intermediate Fixed-Income             114,323,600              215,925            (2,367,797)         (2,151,872)
Mortgage Securities                          56,297,589              498,874              (297,684)           (201,190)
Limited Duration U.S. Government             59,096,173              205,190               (70,476)             134,714

ACCESSOR ALLOCATION FUND
Income Allocation                            18,609,403               87,767              (369,634)           (281,867)
Income & Growth Allocation                   31,685,056            3,848,953              (502,620)           3,346,333
Balanced Allocation                          91,551,437           15,438,984              (826,993)          14,611,991
Growth & Income Allocation                  123,649,954           25,772,171            (1,122,871)          24,649,300
Growth Allocation                           110,308,468           29,646,711              (413,577)          29,233,134
Aggressive Growth Allocation                 53,369,568           16,573,977               (50,223)          16,523,754

13. AFFILIATED COMPANIES

         Each Allocation Fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which a Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. The following represents the activity for the quarter end March 31, 2007:

                                              PURCHASE          SALES         DIVIDEND         VALUE           VALUE
                                                COST            COST           INCOME         3/31/07         12/31/06
--------------------------------------------------------------------------------------------------------------------------
ACCESSOR INCOME ALLOCATION FUND
INVESTMENT COMPANIES

ACCESSOR FUNDS - ADVISOR CLASS SHARES
High Yield Bond                             $    100,000    $         --    $     35,275    $  1,926,648    $  1,808,845
Mortgage Securities                                   --              --           6,811         829,373         826,665
Short-Intermediate Fixed-Income                  495,000              --         136,264      10,097,813       9,620,257
U.S. Government Money                                 --              --          43,909       3,815,497       3,665,497
                                          --------------------------------------------------------------------------------
TOTAL                                       $    595,000    $         --    $    222,259    $ 16,669,331    $ 15,921,264

--------------------------------------------------------------------------------------------------------------------------

ACCESSOR INCOME & GROWTH ALLOCATION FUND
INVESTMENT COMPANIES

ACCESSOR FUNDS - ADVISOR CLASS SHARES
Growth                                      $         --    $    560,000    $      4,117    $  3,835,938    $  4,434,102
High Yield Bond                                  300,000              --          54,100       2,953,650       2,627,933
International Equity                             360,000         400,000              --       3,630,776       3,466,170
Mortgage Securities                               70,000              --          13,704       1,716,724       1,641,574
Short-Intermediate Fixed-Income                  110,000         500,000         159,379      11,575,355      11,984,264
Small to Mid Cap                                 415,000         200,000              --       1,768,547       1,491,521
Value                                            250,000              --           5,563       3,169,115       2,894,266
U.S. Government Money                                 --              --          41,702       3,512,177       3,512,177
                                          --------------------------------------------------------------------------------
TOTAL                                       $  1,505,000    $  1,660,000    $    278,565    $ 32,162,282    $ 32,052,007

--------------------------------------------------------------------------------------------------------------------------

ACCESSOR BALANCED ALLOCATION FUND
INVESTMENT COMPANIES

ACCESSOR FUNDS - ADVISOR CLASS SHARES
Growth                                      $  1,350,000    $  1,700,000    $     20,401    $ 19,008,293    $ 19,501,792
High Yield Bond                                  305,000              --         154,908       8,337,547       7,953,631
International Equity                           2,460,000         400,000              --      17,533,791      14,542,926
Mortgage Securities                              140,000              --          24,819       3,118,313       2,969,042
Short-Intermediate Fixed-Income                1,550,000              --         355,871      26,308,623      24,805,473
Small to Mid Cap                                 440,000              --              --       7,478,237       6,754,670
Value                                          1,220,000              --          26,146      14,895,534      13,546,478
U.S. Government Money                                 --              --          41,552       3,500,232       3,500,232
                                          --------------------------------------------------------------------------------
TOTAL                                       $  7,465,000    $  2,100,000    $    623,697    $100,180,570    $ 93,574,244

13. AFFILIATED COMPANIES (continued)

                                              PURCHASE          SALES         DIVIDEND         VALUE           VALUE
                                                COST            COST           INCOME         3/31/07         12/31/06
--------------------------------------------------------------------------------------------------------------------------
ACCESSOR GROWTH & INCOME ALLOCATION FUND
INVESTMENT COMPANIES

ACCESSOR FUNDS - ADVISOR CLASS SHARES
Growth                                        $         --    $         --    $     31,464    $ 29,316,284    $ 31,874,297
High Yield Bond                                    850,000       2,350,000         216,470      11,933,498      11,475,348
Intermediate Fixed-Income                               --         500,000          26,798       1,418,154       1,430,885
International Equity                             5,180,000       1,700,000              --      29,109,973      24,153,676
Mortgage Securities                                205,000         200,000          34,773       4,307,978       4,288,748
Short-Intermediate Fixed-Income                  2,390,000       1,500,000         354,018      26,626,872      25,777,180
Small to Mid Cap                                   550,000         625,000              --      13,171,597      12,752,030
Value                                            1,800,000         850,000          44,018      25,077,076      23,937,761
U.S. Government Money                                   --              --          13,168       1,120,815       1,120,815
                                            ---------------------------------------------------------------------------------
TOTAL                                         $ 10,975,000    $  7,725,000    $    720,709    $142,082,247    $136,810,740

-----------------------------------------------------------------------------------------------------------------------------

ACCESSOR GROWTH ALLOCATION FUND
INVESTMENT COMPANIES
ACCESSOR FUNDS - ADVISOR CLASS SHARES
Growth                                        $  2,105,000    $  4,330,000    $     38,483    $ 35,855,735    $ 38,372,591
High Yield Bond                                    465,000              --         153,575       8,327,910       7,786,851
International Equity                             7,025,000         750,000              --      34,345,816      26,295,283
Mortgage Securities                                     --              --          10,625       1,293,914       1,289,689
Short-Intermediate Fixed-Income                    885,000         250,000         112,147       8,408,320       7,787,603
Small to Mid Cap                                   780,000              --              --      16,691,958      15,274,296
Value                                            1,965,000              --          55,460      31,815,272      29,625,709
                                            ---------------------------------------------------------------------------------
TOTAL                                         $ 13,225,000    $  5,330,000    $    370,290    $136,738,925    $126,432,022

-----------------------------------------------------------------------------------------------------------------------------

ACCESSOR AGGRESSIVE GROWTH ALLOCATION FUND
INVESTMENT COMPANIES
ACCESSOR FUNDS - ADVISOR CLASS SHARES
Growth                                        $    765,000    $  2,980,000    $     22,281    $ 20,759,835    $ 23,097,763
International Equity                             3,930,000         450,000              --      19,879,072      15,400,731
Small to Mid Cap                                   235,000              --              --       9,811,815       9,205,765
Value                                              775,000              --          32,896      18,741,270      17,838,915
U.S. Government Money                                   --              --              --              34              34
                                            ---------------------------------------------------------------------------------
TOTAL                                         $  5,705,000    $  3,430,000    $     55,177    $ 69,192,026    $ 65,543,208

ITEM 2. CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

--------------------------------------------------------------------------------

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                 Accessor Funds, Inc.


By (Signature and Title)*                    /s/ J. Anthony Whatley III
                                             ---------------------------------
                                             J. Anthony Whatley III, President

Date May 16, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*                    /s/ J. Anthony Whatley III
                                             ---------------------------------
                                             J. Anthony Whatley III, President

Date May 16, 2007

By (Signature and Title)*                    /s/ Eric Kleinschmidt
                                             ---------------------------------
                                             Eric Kleinschmidt, Treasurer

Date May 16, 2007

*  Print the name and title of each signing officer under his or her signature.